STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
IT Services	8.6%
Banks	7.2
Software	6.8
Interactive Media & Services	5.4
Aerospace & Defense	5.0
Oil, Gas & Consumable Fuels	4.8
Health Care Equipment & Supplies	4.6
Electric Utilities	4.0
Technology Hardware, Storage & Peripherals	3.9
Semiconductors & Semiconductor Equipment	3.7
Biotechnology	3.5
Capital Markets	3.2
Beverages	2.8
Household Products	2.6
Specialty Retail	2.5
Diversified Financial Services	2.3
Food & Staples Retailing	2.3
Hotels, Restaurants & Leisure	2.2
Insurance	2.2
Industrial Conglomerates	2.0
Air Freight & Logistics	1.8

Industry Diversification	Percent*
Communications Equipment	1.8%
Pharmaceuticals	1.6
Entertainment	1.6
Consumer Finance	1.6
Food Products	1.4
Diversified Telecommunication Services	1.3
Internet & Direct Marketing Retail	1.3
Road & Rail	1.2
Money Market Fund	1.2
Automobiles	1.1
Chemicals	1.0
Textiles, Apparel & Luxury Goods	1.0
Equity Real Estate Investment Trusts	1.0
Electrical Equipment	0.9
Media	0.8
Machinery	0.7
Health Care Providers & Services	0.6
Energy Equipment & Services	0.6
Multiline Retail	0.5
Total Investments	102.6%

*       Percentages indicated are based on net assets as of July 31, 2019.

See notes to Schedules of Portfolio Investments.

0

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value

COMMON STOCKS (101.4%)

AEROSPACE & DEFENSE (5.0%)
Boeing Co. (The)	900	$307,062
General Dynamics Corp.	1,200	223,128
Lockheed Martin Corp.	1,100	398,387
Raytheon Co.	1,400	255,206
United Technologies Corp.	2,200	293,920
		1,477,703

AIR FREIGHT & LOGISTICS (1.8%)
FedEx Corp.	1,500	255,795
United Parcel Service, Inc., Class B	2,400	286,728
		542,523

AUTOMOBILES (1.1%)
Ford Motor Co.	16,900	161,057
General Motors Co.	4,000	161,360
		322,417

BANKS (7.2%)
Bank of America Corp.	14,800	454,064
Citigroup, Inc.	4,900	348,684
JPMorgan Chase & Co.	6,000	696,000
U.S. Bancorp	5,700	325,755
Wells Fargo & Co.	6,400	309,824
		2,134,327

BEVERAGES (2.8%)
Coca-Cola Co. (The)	7,800	410,514
PepsiCo, Inc.	3,400	434,554
		845,068

BIOTECHNOLOGY (3.5%)
AbbVie, Inc.	2,700	179,874
Amgen, Inc.	2,200	410,476
Biogen Idec, Inc.(a)	1,000	237,820
Gilead Sciences, Inc.	3,500	229,320
		1,057,490

CAPITAL MARKETS (3.2%)
Bank of New York Mellon Corp. (The)	3,600	168,912
BlackRock, Inc.	600	280,608

	Shares	Value

Goldman Sachs Group, Inc. (The)	1,100	$242,143
Morgan Stanley	5,600	249,536
		941,199

CHEMICALS (1.0%)
Dow, Inc.	3,133	151,763
DuPont de Nemours, Inc.	2,200	158,752
		310,515

COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.	9,500	526,300

CONSUMER FINANCE (1.6%)
American Express Co.	2,000	248,740
Capital One Financial Corp.	2,400	221,808
		470,548

DIVERSIFIED FINANCIAL SERVICES (2.3%)
Berkshire Hathaway, Inc., Class B(a)	3,400	698,462

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Verizon Communications, Inc.	6,900	381,363

ELECTRIC UTILITIES (4.0%)
Duke Energy Corp.	3,800	329,536
Exelon Corp.	5,100	229,806
NextEra Energy, Inc.	1,900	393,623
Southern Co. (The)	4,000	224,800
		1,177,765

ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co.	4,200	272,496

ENERGY EQUIPMENT & SERVICES (0.6%)
Schlumberger Ltd.	4,600	183,862

ENTERTAINMENT (1.6%)
Walt Disney Co. (The)	3,300	471,933

EQUITY REAL ESTATE INVESTMENT TRUSTS (1.0%)
Simon Property Group, Inc.	1,800	291,960

FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale Corp.	900	248,067

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value

Walgreens Boots Alliance, Inc.	2,900	$158,021
Walmart, Inc.	2,600	286,988
		693,076
FOOD PRODUCTS (1.4%)
Kraft Heinz Co. (The)	4,900	156,849
Mondelez International, Inc., Class A	4,600	246,054
		402,903
HEALTH CARE EQUIPMENT & SUPPLIES (4.6%)
Abbott Laboratories	6,100	531,310
Danaher Corp.	2,500	351,250
Medtronic PLC	4,900	499,506
		1,382,066
HEALTH CARE PROVIDERS & SERVICES (0.6%)
CVS Health Corp.	3,400	189,958

HOTELS, RESTAURANTS & LEISURE (2.2%)
McDonald’s Corp.	1,800	379,296
Starbucks Corp.	3,000	284,070
		663,366
HOUSEHOLD PRODUCTS (2.6%)
Colgate-Palmolive Co.	3,100	222,394
Procter & Gamble Co. (The)	4,700	554,788
		777,182
INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.	1,400	244,608
Honeywell International, Inc.	2,100	362,166
		606,774
INSURANCE (2.2%)
Allstate Corp. (The)	2,300	247,020
American International Group, Inc.	3,300	184,767
MetLife, Inc.	4,300	212,506
		644,293
INTERACTIVE MEDIA & SERVICES (5.4%)
Alphabet, Inc., Class A†(a)	400	487,280
Alphabet, Inc., Class C(a)	400	486,672
Facebook, Inc., Class A(a)	3,300	640,959
		1,614,911
INTERNET & DIRECT MARKETING RETAIL (1.3%)
Booking Holdings, Inc.(a)	200	377,322

IT SERVICES (8.6%)
Accenture PLC, Class A	2,100	404,418

	Shares	Value

International Business Machines Corp.	2,000	$296,480
Mastercard, Inc., Class A	2,500	680,675
PayPal Holdings, Inc.(a)	3,000	331,200
Visa, Inc., Class A	4,800	854,400
		2,567,173
MACHINERY (0.7%)
Caterpillar, Inc.	1,600	210,672

MEDIA (0.8%)
Charter Communications, Inc., Class A(a)	600	231,228

MULTILINE RETAIL (0.5%)
Target Corp.	1,800	155,520

OIL, GAS & CONSUMABLE FUELS (4.8%)
Chevron Corp.	3,300	406,263
ConocoPhillips	2,700	159,516
Exxon Mobil Corp.	6,600	490,776
Kinder Morgan, Inc.	8,700	179,394
Occidental Petroleum Corp.	3,600	184,896
		1,420,845
PHARMACEUTICALS (1.6%)
Allergan PLC	1,000	160,500
Eli Lilly & Co.	2,900	315,955
		476,455
ROAD & RAIL (1.2%)
Union Pacific Corp.	2,000	359,900

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Intel Corp.	7,100	358,905
NVIDIA Corp.	1,300	219,336
QUALCOMM, Inc.	2,000	146,320
Texas Instruments, Inc.	3,000	375,030
		1,099,591
SOFTWARE (6.8%)
Adobe, Inc.(a)	1,700	508,062
Microsoft Corp.	8,700	1,185,549
Oracle Corp.	6,000	337,800
		2,031,411
SPECIALTY RETAIL (2.5%)
Home Depot, Inc. (The)	2,600	555,594
Lowe’s Cos., Inc.	2,000	202,800
		758,394

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.9%)
Apple, Inc.	5,500	$1,171,720

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
NIKE, Inc., Class B	3,500	301,105
TOTAL COMMON STOCKS
(COST $29,612,084)		30,241,796

MONEY MARKET FUND (1.2%)
Northern Institutional Treasury Portfolio (Premier Class), 2.17%(b)	351,632	351,632
TOTAL MONEY MARKET FUND
(COST $351,632)		351,632

TOTAL INVESTMENTS
(COST $29,963,716) 102.6%		30,593,428

WRITTEN CALL OPTIONS -2.7%
(PREMIUMS RECEIVED $(485,964))		(809,573)

	Shares	Value

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		$24,304

NET ASSETS 100.0%		$29,808,159

Securities in this Fund are pledged as collateral for call options written.

†          Security is not pledged as collateral for call options written.

(a)       Represents non-income producing security.

(b)       7-day current yield as of July 31, 2019 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of July 31, 2019 were as follows:

		Number of	Notional	Exercise	Expiration
Description	Type	Contracts	Amount*	Price	Date	Value
3M Co.	Call	14	$(252,000)	$180.00	9/20/19	$(3,542)
Abbott Laboratories	Call	55	(440,000)	80.00	8/16/19	(40,425)
AbbVie, Inc.	Call	22	(165,000)	75.00	9/20/19	(484)
Accenture PLC, Class A	Call	19	(342,000)	180.00	8/16/19	(25,270)
Adobe, Inc.	Call	12	(372,000)	310.00	8/16/19	(2,226)
Allergan PLC	Call	8	(108,000)	135.00	8/16/19	(20,400)
Allstate Corp. (The)	Call	20	(200,000)	100.00	8/16/19	(15,200)
Alphabet, Inc., Class C	Call	4	(504,000)	1,260.00	8/16/19	(1,820)
American Express Co.	Call	20	(270,000)	135.00	10/18/19	(1,560)
American International Group, Inc.	Call	30	(165,000)	55.00	8/16/19	(6,510)
Amgen, Inc.	Call	20	(380,000)	190.00	10/18/19	(11,800)
Apple, Inc.	Call	50	(1,050,000)	210.00	8/16/19	(27,750)
Bank of America Corp.	Call	136	(408,000)	30.00	9/20/19	(18,088)
Bank of New York Mellon Corp. (The)	Call	33	(148,500)	45.00	9/20/19	(9,058)
Berkshire Hathaway, Inc., Class B	Call	32	(704,000)	220.00	9/20/19	(2,704)
Biogen Idec, Inc.	Call	10	(240,000)	240.00	8/16/19	(4,100)
BlackRock, Inc.	Call	6	(294,000)	490.00	9/20/19	(2,550)
Boeing Co. (The)	Call	8	(296,000)	370.00	8/16/19	(408)
Booking Holdings, Inc.	Call	2	(400,000)	2,000.00	8/16/19	(3,580)
Capital One Financial Corp.	Call	20	(195,000)	97.50	9/20/19	(2,110)
Caterpillar, Inc.	Call	15	(217,500)	145.00	10/18/19	(2,145)
Charter Communications, Inc., Class A	Call	5	(205,000)	410.00	8/16/19	(420)
Chevron Corp.	Call	30	(360,000)	120.00	8/16/19	(12,450)
Cisco Systems, Inc.	Call	90	(517,500)	57.50	9/20/19	(10,620)
Citigroup, Inc.	Call	44	(308,000)	70.00	9/20/19	(11,924)
Coca-Cola Co. (The)	Call	75	(393,750)	52.50	8/16/19	(5,625)
Colgate-Palmolive Co.	Call	25	(181,250)	72.50	8/16/19	(1,888)
ConocoPhillips	Call	25	(162,500)	65.00	11/15/19	(2,675)
Costco Wholesale Corp.	Call	8	(236,000)	295.00	10/18/19	(2,336)
CVS Corp.	Call	31	(170,500)	55.00	8/16/19	(6,851)
Danaher Corp.	Call	25	(375,000)	150.00	9/20/19	(1,675)
Dow, Inc.	Call	12	(72,000)	60.00	9/20/19	(12)
Duke Energy Corp.	Call	35	(315,000)	90.00	10/18/19	(3,605)
DuPont de Nemours, Inc.	Call	20	(160,000)	80.00	9/20/19	(1,160)
Eli Lilly & Co.	Call	24	(288,000)	120.00	9/20/19	(1,152)
Emerson Electric Co.	Call	35	(227,500)	65.00	9/20/19	(7,525)
Exelon Corp.	Call	50	(250,000)	50.00	10/18/19	(1,000)
Exxon Mobil Corp.	Call	62	(480,500)	77.50	8/16/19	(1,178)
Facebook, Inc., Class A	Call	30	(630,000)	210.00	9/20/19	(6,300)
FedEx Corp.	Call	12	(216,000)	180.00	9/20/19	(3,996)
Ford Motor Co.	Call	150	(150,000)	10.00	9/20/19	(2,175)
General Dynamics Corp.	Call	12	(228,000)	190.00	8/16/19	(1,536)
General Motors Co.	Call	39	(140,400)	36.00	9/20/19	(19,032)
Gilead Sciences, Inc.	Call	31	(209,250)	67.50	8/16/19	(1,550)
Goldman Sachs Group, Inc. (The)	Call	10	(200,000)	200.00	9/20/19	(21,625)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

		Number of	Notional	Exercise	Expiration
Description	Type	Contracts	Amount*	Price	Date	Value
Home Depot, Inc. (The)	Call	25	$(500,000)	$200.00	8/16/19	$(35,875)
Honeywell International, Inc.	Call	20	(370,000)	185.00	9/20/19	(600)
Intel Corp.	Call	70	(336,000)	48.00	8/16/19	(19,775)
International Business Machines Corp.	Call	20	(320,000)	160.00	10/18/19	(2,360)
JPMorgan Chase & Co.	Call	55	(632,500)	115.00	9/20/19	(20,075)
Kinder Morgan, Inc.	Call	80	(176,000)	22.00	9/20/19	(800)
Kraft Heinz Co. (The)	Call	45	(135,000)	30.00	8/16/19	(11,475)
Lockheed Martin Corp.	Call	10	(380,000)	380.00	8/16/19	(380)
Lowe’s Companies, Inc.	Call	20	(220,000)	110.00	10/18/19	(3,610)
Mastercard, Inc., Class A	Call	22	(594,000)	270.00	9/20/19	(22,330)
McDonald’s Corp.	Call	15	(315,000)	210.00	8/16/19	(4,800)
Medtronic PLC	Call	44	(407,000)	92.50	8/16/19	(42,020)
MetLife, Inc.	Call	36	(171,000)	47.50	9/20/19	(9,234)
Microsoft Corp.	Call	80	(1,080,000)	135.00	9/20/19	(38,240)
Mondelez International, Inc., Class A	Call	40	(220,000)	55.00	9/20/19	(2,620)
Morgan Stanley	Call	56	(263,200)	47.00	10/18/19	(5,432)
NextEra Energy, Inc.	Call	15	(315,000)	210.00	8/16/19	(2,475)
NIKE, Inc., Class B	Call	30	(277,500)	92.50	10/18/19	(3,750)
NVIDIA Corp.	Call	10	(185,000)	185.00	8/16/19	(1,690)
Occidental Petroleum Corp.	Call	34	(187,000)	55.00	8/16/19	(1,462)
Oracle Corp.	Call	55	(302,500)	55.00	9/20/19	(15,895)
PayPal Holdings, Inc.	Call	30	(375,000)	125.00	10/18/19	(3,000)
PepsiCo, Inc.	Call	32	(448,000)	140.00	9/20/19	(352)
Procter & Gamble Co. (The)	Call	41	(451,000)	110.00	9/20/19	(37,105)
QUALCOMM, Inc.	Call	20	(160,000)	80.00	9/20/19	(2,380)
Raytheon Co.	Call	12	(216,000)	180.00	8/16/19	(5,700)
Schlumberger Ltd.	Call	43	(161,250)	37.50	8/16/19	(11,631)
Simon Property Group, Inc.	Call	17	(280,500)	165.00	8/16/19	(1,785)
Southern Co. (The)	Call	35	(192,500)	55.00	8/16/19	(5,583)
Starbucks Corp.	Call	25	(218,750)	87.50	9/20/19	(20,025)
Target Corp.	Call	15	(138,750)	92.50	10/18/19	(2,678)
Texas Instruments, Inc.	Call	26	(312,000)	120.00	10/18/19	(22,750)
U.S. Bancorp	Call	50	(262,500)	52.50	8/16/19	(23,750)
Union Pacific Corp.	Call	18	(324,000)	180.00	9/20/19	(8,820)
United Parcel Service, Inc., Class B	Call	21	(220,500)	105.00	9/20/19	(31,185)
United Technologies Corp.	Call	20	(260,000)	130.00	8/16/19	(9,300)
Verizon Communications, Inc.	Call	63	(378,000)	60.00	9/20/19	(1,386)
Visa, Inc., Class A	Call	45	(810,000)	180.00	9/20/19	(16,762)
Walgreens Boots Alliance, Inc.	Call	20	(120,000)	60.00	10/18/19	(1,200)
Walmart, Inc.	Call	24	(264,000)	110.00	9/20/19	(8,400)
Walt Disney Co. (The)	Call	30	(420,000)	140.00	8/16/19	(15,000)
Wells Fargo & Co.	Call	57	(285,000)	50.00	10/18/19	(5,843)
Total (Premiums received $485,964)						$(809,573)

*       Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	57.8%
Canada	9.7
Ireland (Republic of)	6.1
Netherlands	5.5
Japan	4.3
United Kingdom	3.9
Switzerland	3.0
Taiwan, Province of China	2.2

Country Diversification	Percent*
India	1.9%
Spain	1.6
France	1.5
Jersey	1.3
China	1.1
Total Investments	99.9%

*    Percentages indicated are based on net assets as of July 31, 2019.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value

COMMON STOCKS (96.2%)

AEROSPACE & DEFENSE (3.7%)
Raytheon Co.	35,516	$6,474,212
United Technologies Corp.	38,260	5,111,536
		11,585,748

AIR FREIGHT & LOGISTICS (1.6%)
United Parcel Service, Inc., Class B	41,000	4,898,270

AUTO COMPONENTS (1.2%)
Magna International, Inc., ADR	76,450	3,854,609

AUTOMOBILES (2.6%)
Honda Motor Co. Ltd., Sponsored ADR	134,010	3,334,169
Toyota Motor Corp., Sponsored ADR	37,190	4,799,369
		8,133,538

BANKS (9.8%)
Bank of Nova Scotia (The)	68,200	3,640,516
Canadian Imperial Bank of Commerce	53,920	4,241,886
Huntington Bancshares, Inc.	276,590	3,941,408
Lloyds Banking Group PLC, ADR	920,190	2,364,888
People’s United Financial, Inc.	179,310	2,944,270
Royal Bank of Canada	58,010	4,577,569
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	746,880	5,198,285
Wells Fargo & Co.	76,520	3,704,333
		30,613,155

BEVERAGES (2.2%)
PepsiCo, Inc.	53,870	6,885,125

BIOTECHNOLOGY (0.9%)
AbbVie, Inc.	43,250	2,881,315

CONSTRUCTION MATERIALS (1.6%)
CRH PLC, Sponsored ADR	147,840	4,931,942

DISTRIBUTORS (1.2%)
Genuine Parts Co.	38,130	3,703,186

DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
TELUS Corp.	113,410	4,072,553
Verizon Communications, Inc.	97,640	5,396,563
		9,469,116

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.3%)
TE Connectivity Ltd.	44,540	4,115,496

	Shares	Value

EQUITY REAL ESTATE INVESTMENT TRUSTS (3.3%)
EPR Properties	42,710	$3,178,905
Extra Space Storage, Inc.	38,390	4,314,652
LTC Properties, Inc.	60,950	2,809,186
		10,302,743

FOOD PRODUCTS (1.1%)
General Mills, Inc.	62,130	3,299,724

HEALTH CARE EQUIPMENT & SUPPLIES (8.4%)
Koninklijke Philips N.V., Sponsored NYS	104,310	4,880,665
Medtronic PLC	64,210	6,545,567
ResMed, Inc.	52,680	6,779,916
Smith & Nephew PLC, Sponsored ADR	179,910	8,175,111
		26,381,259

HEALTH CARE PROVIDERS & SERVICES (3.9%)
Encompass Health Corp.	90,610	5,784,542
Quest Diagnostics, Inc.	64,110	6,544,349
		12,328,891

HOTELS, RESTAURANTS & LEISURE (5.0%)
Carnival PLC, ADR	41,450	1,900,483
Dunkin’ Brands Group, Inc.	56,750	4,549,080
McDonald’s Corp.	43,477	9,161,473
		15,611,036

HOUSEHOLD DURABLES (0.9%)
Leggett & Platt, Inc.	71,630	2,863,051

HOUSEHOLD PRODUCTS (1.9%)
Clorox Co. (The)	13,220	2,149,572
Procter & Gamble Co. (The)	31,260	3,689,930
		5,839,502

INDUSTRIAL CONGLOMERATES (1.5%)
3M Co.	26,977	4,713,421

INSURANCE (3.1%)
Aegon N.V., Sponsored NYS	1,083,762	5,332,109
Principal Financial Group, Inc.	76,670	4,449,927
		9,782,036

IT SERVICES (4.3%)
Accenture PLC, Class A	38,380	7,391,220
Infosys Technologies Ltd., Sponsored ADR	539,950	6,112,234
		13,503,454

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value

MACHINERY (1.2%)
Snap-on, Inc.	25,640	$3,912,920

MEDIA (2.7%)
Interpublic Group of Cos., Inc. (The)	185,850	4,259,682
WPP PLC, Sponsored ADR	70,520	4,152,218
		8,411,900

METALS & MINING (0.9%)
Ternium SA, Sponsored ADR	133,400	2,818,742

MULTI-UTILITIES (3.0%)
Algonquin Power & Utilities Corp.	462,360	5,756,382
Dominion Resources, Inc.	49,610	3,685,527
		9,441,909

OIL, GAS & CONSUMABLE FUELS (5.8%)
China Petroleum & Chemical Corp., ADR	52,370	3,360,583
Exxon Mobil Corp.	75,370	5,604,513
TOTAL SA, Sponsored ADR	94,860	4,908,056
Valero Energy Corp.	51,450	4,386,113
		18,259,265

PERSONAL PRODUCTS (2.3%)
Unilever N.V., Sponsored NYS	123,540	7,133,200

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.6%)
Analog Devices, Inc.	52,270	6,139,634
Intel Corp.	130,350	6,589,193
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	161,890	6,901,371
Texas Instruments, Inc.	57,720	7,215,577
		26,845,775

SOFTWARE (7.5%)
J2 Global, Inc.	51,300	4,570,317

	Shares	Value

Microsoft Corp.	75,880	$10,340,167
Open Text Corp.	100,220	4,272,379
Oracle Corp.	74,730	4,207,299
		23,390,162

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.7%)

Logitech International SA	128,190	5,286,556
TOTAL COMMON STOCKS
(COST $265,910,284)		301,197,046

MONEY MARKET FUND (2.1%)
Northern Institutional Treasury Portfolio (Premier Class), 2.17%(a)	6,434,135	6,434,135
TOTAL MONEY MARKET FUND
(COST $6,434,135)		6,434,135

PREFERRED STOCKS (1.6%)

BIOTECHNOLOGY (1.6%)

Grifols SA, ADR, 1.55%(b)	219,990	5,006,972
TOTAL PREFERRED STOCKS
(COST $4,724,860)		5,006,972

TOTAL INVESTMENTS
(COST $277,069,279) 99.9%		312,638,153

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		303,407

NET ASSETS 100.0%		$312,941,560

(a)      7-day current yield as of July 31, 2019 is disclosed.

(b)      Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt

NYS — New York Shares

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	23.7%
United Kingdom	19.6
Netherlands	7.0
Japan	6.7
China	6.3
Brazil	5.3
Taiwan, Province of China	5.2
Germany	2.8
France	2.7
Australia	2.4
Hong Kong	2.3
India	2.3
Spain	1.9
Republic of Korea (South)	1.8
Switzerland	1.8

Country Diversification	Percent*
United States	1.5%
Mexico	1.4
Chile	0.8
Ireland (Republic of)	0.8
Italy	0.8
Finland	0.4
Peru	0.4
Sweden	0.4
Colombia	0.3
South Africa	0.3
Indonesia	0.3
Jersey	0.3
Norway	0.3
Total Investments	99.8%

*       Percentages indicated are based on net assets as of July 31, 2019.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS (95.5%)

AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	6,060	$122,412

AIR FREIGHT & LOGISTICS (0.1%)
ZTO Express Cayman, Inc., ADR	9,560	187,854

AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR	14,110	135,738
Ryanair Holdings PLC, Sponsored ADR(a)	4,058	252,124
		387,862

AUTO COMPONENTS (0.3%)
Magna International, Inc., ADR	8,320	419,494

AUTOMOBILES (4.1%)
Ferrari N.V.	3,250	523,510
Fiat Chrysler Automobiles N.V.	22,820	300,996
Honda Motor Co. Ltd., Sponsored ADR	43,040	1,070,835
Toyota Motor Corp., Sponsored ADR	31,690	4,089,594
		5,984,935

BANKS (18.9%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	130,110	664,862
Banco de Chile, ADR	10,559	303,466
Banco Santander Central Hispano SA, Sponsored ADR	310,085	1,314,760
Banco Santander Chile SA, ADR	9,104	263,925
Bank of Montreal	18,470	1,381,741
Bank of Nova Scotia (The)	32,360	1,727,377
Barclays PLC, Sponsored ADR	75,009	561,067
Canadian Imperial Bank of Commerce	13,360	1,051,031
Credicorp Ltd.	2,547	555,221
HDFC Bank Ltd., ADR	14,000	1,609,720
HSBC Holdings PLC, Sponsored ADR	103,011	4,136,922
ICICI Bank Ltd., Sponsored ADR	39,470	481,929
ING Groep N.V., Sponsored ADR	81,790	907,869
KB Financial Group, Inc., ADR	18,060	653,230
Lloyds Banking Group PLC, ADR	305,785	785,867
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,282,459
Mizuho Financial Group, Inc., ADR	225,180	639,511
Royal Bank of Canada	39,610	3,125,625
Royal Bank of Scotland Group PLC, Sponsored ADR	33,078	177,960
Shinhan Financial Group Co. Ltd., ADR	22,050	800,856

	Shares	Value

Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	139,440	$970,502
Toronto-Dominion Bank (The)	46,790	2,734,408
Westpac Banking Corp., Sponsored ADR	82,215	1,613,880
Woori Financial Group, Inc., Sponsored ADR	3,960	131,710
		27,875,898

BEVERAGES (0.7%)
Fomento Economico, Sponsored ADR	11,860	1,075,702

BIOTECHNOLOGY (0.1%)
BeiGene Ltd., ADR(a)	1,250	171,675

CAPITAL MARKETS (2.4%)
Brookfield Asset Management, Inc., Class A	28,668	1,404,732
Credit Suisse Group, Sponsored ADR(a)	52,549	634,267
Deutsche Bank AG	39,530	308,729
Nomura Holdings, Inc., Sponsored ADR	71,390	240,584
UBS Group AG(a)	87,890	981,731
		3,570,043

CHEMICALS (0.8%)
Nutrien Ltd.	15,213	833,824
Sasol Ltd., Sponsored ADR	13,370	289,862
		1,123,686

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Waste Connections, Inc.	15,770	1,430,654

COMMUNICATIONS EQUIPMENT (0.8%)
Nokia Oyj, Sponsored ADR	113,670	614,955
Telefonaktiebolaget LM Ericsson, Sponsored ADR	67,640	589,144
		1,204,099

CONSTRUCTION MATERIALS (0.7%)
CEMEX SA de CV, Sponsored ADR	64,255	228,748
CRH PLC, Sponsored ADR	21,120	704,563
James Hardie Industries PLC, Sponsored ADR	12,330	168,921
		1,102,232

DIVERSIFIED CONSUMER SERVICES (0.4%)
New Oriental Education & Technology Group, Sponsored ADR(a)	2,800	292,068
TAL Education Group, ADR(a)	7,550	243,110
		535,178

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	8,090	$577,141

DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
BCE, Inc.	28,025	1,264,208
BT Group PLC, Sponsored ADR	42,570	507,434
China Telecom Corp. Ltd., ADR	5,350	239,359
China Unicom Ltd., ADR	18,935	185,563
Chunghwa Telecom Co. Ltd., Sponsored ADR	23,255	796,484
Orange SA, Sponsored ADR	57,190	841,837
PT Telekomunikasi Indonesia, Sponsored ADR	13,090	394,402
Telecom Italia S.p.A., Sponsored ADR	8,920	47,098
Telecom Italia S.p.A., Sponsored ADR(a)	22,020	122,431
Telefonica SA, Sponsored ADR	97,653	743,139
TELUS Corp.	22,640	813,002
		5,954,957

ELECTRIC UTILITIES (0.4%)
Enel Chile SA, ADR	10,540	48,484
Enersis SA, ADR	36,730	303,022
Korea Electric Power Corp., Sponsored ADR(a)	18,400	215,832
		567,338

ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR	51,800	973,840

ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, ADR	5,750	143,635

ENTERTAINMENT (0.2%)
NetEase, Inc., ADR	1,593	367,696

FOOD PRODUCTS (0.2%)
BRF SA, ADR(a)	30,790	267,565

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Koninklijke Philips N.V., Sponsored NYS	32,074	1,500,743
Smith & Nephew PLC, Sponsored ADR	22,110	1,004,678
		2,505,421

HEALTH CARE PROVIDERS & SERVICES (0.4%)
Fresenius Medical Care AG & Co., ADR	17,600	611,952

HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival PLC, ADR	8,680	397,978
InterContinental Hotels Group PLC, ADR	11,963	839,204
Restaurant Brands International, Inc.	9,595	707,152
		1,944,334

	Shares	Value

INSURANCE (2.9%)
Aegon N.V., Sponsored NYS	32,878	$161,760
China Life Insurance Co. Ltd., ADR	68,940	878,296
Manulife Financial Corp.	53,680	970,534
Prudential PLC, ADR	33,590	1,393,985
Sun Life Financial, Inc.	21,300	881,607
		4,286,182

INTERACTIVE MEDIA & SERVICES (0.6%)
58.com, Inc., ADR(a)	2,210	124,600
Autohome, Inc., ADR(a)	1,300	110,500
Baidu, Inc., Sponsored ADR(a)	5,803	648,195
		883,295

INTERNET & DIRECT MARKETING RETAIL (3.5%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	25,020	4,331,212
Ctrip.com International Ltd., ADR(a)	8,360	325,873
JD.com, Inc., ADR(a)	16,600	496,506
		5,153,591

IT SERVICES (1.7%)
CGI, Inc.(a)	15,310	1,177,798
Infosys Technologies Ltd., Sponsored ADR	103,580	1,172,526
Wipro Ltd., ADR	23,293	95,268
		2,445,592

LIFE SCIENCES TOOLS & SERVICES (0.6%)
QIAGEN N.V.(a)	21,904	826,219

MACHINERY (0.1%)
CNH Industrial N.V.	18,220	184,204

MEDIA (0.9%)
Grupo Televisa SA, Sponsored ADR	22,200	211,122
Pearson PLC, Sponsored ADR	21,370	225,240
Shaw Communications, Inc., Class B	21,480	420,578
WPP PLC, Sponsored ADR	7,630	449,255
		1,306,195

METALS & MINING (6.6%)
Agnico-Eagle Mines Ltd.	8,100	423,063
AngloGold Ashanti Ltd., Sponsored ADR	8,940	152,516
Arcelor Mittal, Sponsored NYS	11,383	178,941
Barrick Gold Corp., ADR	43,483	707,034
BHP Group Ltd., Sponsored ADR	36,170	1,986,818
BHP Group PLC, ADR	26,040	1,243,150
Franco Nevada Corp.	6,170	535,741

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

Kinross Gold Corp.(a)	19,510	$78,430
POSCO, Sponsored ADR	13,910	651,405
Rio Tinto PLC, Sponsored ADR	27,372	1,562,394
Southern Copper Corp.	2,653	94,951
Teck Resources Ltd., Class B	9,743	199,634
Vale SA, Sponsored ADR	125,130	1,625,439
Wheaton Precious Metals Corp.	13,210	345,045
		9,784,561

MULTI-UTILITIES (0.9%)
National Grid PLC, Sponsored ADR	25,339	1,303,438

OIL, GAS & CONSUMABLE FUELS (16.4%)
BP PLC, Sponsored ADR	81,722	3,247,632
Cameco Corp.	7,730	71,039
Canadian Natural Resources, Ltd.	24,980	631,494
Cenovus Energy, Inc.	15,050	139,664
China Petroleum & Chemical Corp., ADR	12,086	775,559
CNOOC Ltd., Sponsored ADR	6,840	1,130,857
Ecopetrol SA, Sponsored ADR	11,150	199,920
Enbridge, Inc.	52,280	1,745,629
Encana Corp.	13,890	63,477
Eni S.p.A., Sponsored ADR	32,460	1,016,323
Equinor ASA, Sponsored ADR	26,367	469,596
Imperial Oil Ltd.	7,320	200,495
Pembina Pipeline Corp.	17,600	638,704
PetroChina Co. Ltd., ADR	10,755	570,768
Petroleo Brasileiro SA, Sponsored ADR(a)	61,510	925,725
Royal Dutch Shell PLC, Class A, Sponsored ADR	54,915	3,453,604
Royal Dutch Shell PLC, Class B, Sponsored ADR	47,580	3,019,903
Suncor Energy, Inc.	37,788	1,084,516
TC Energy Corp.	29,000	1,419,840
TOTAL SA, Sponsored ADR	60,240	3,116,818
Ultrapar Participacoes SA, Sponsored ADR	31,020	161,614
		24,083,177

PAPER & FOREST PRODUCTS (0.1%)
Suzano SA, Sponsored ADR	6,590	105,045

PERSONAL PRODUCTS (3.9%)
Unilever N.V., Sponsored NYS	54,860	3,167,616
Unilever PLC, Sponsored ADR	41,954	2,522,275
		5,689,891

PHARMACEUTICALS (0.2%)
Bausch Health Cos., Inc.(a)	10,468	250,918

	Shares	Value

PROFESSIONAL SERVICES (1.5%)
RELX PLC, Sponsored ADR	59,693	$1,416,515
Thomson Reuters Corp.	12,944	869,448
		2,285,963

ROAD & RAIL (2.0%)
Canadian National Railway Co.	19,690	1,862,871
Canadian Pacific Railway, Ltd.	4,430	1,056,954
		2,919,825

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.5%)
ASE Industrial Holding Co. Ltd., ADR(a)	55,075	241,228
ASML Holding N.V., Sponsored NYS	10,597	2,361,118
STMicroelectronics N.V., Sponsored NYS	14,260	260,245
Taiwan Semiconductor Manufacturing Co.
Ltd., Sponsored ADR	158,038	6,737,160
		9,599,751

SOFTWARE (2.7%)
BlackBerry Ltd.(a)	12,850	93,805
Open Text Corp.	15,110	644,139
SAP AG, Sponsored ADR	26,850	3,303,356
		4,041,300

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.6%)
Canon, Inc., Sponsored ADR	31,880	863,948

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Gildan Activewear, Inc.	10,540	414,960

WIRELESS TELECOMMUNICATION SERVICES (3.4%)
America Movil SA, Class L, Sponsored ADR	50,320	703,977
China Mobile Ltd., Sponsored ADR	49,280	2,099,328
Rogers Communications, Inc., Class B	14,850	770,566
SK Telecom Co. Ltd., Sponsored ADR	11,130	254,988
Vodafone Group PLC, Sponsored ADR	61,699	1,117,986
		4,946,845
TOTAL COMMON STOCKS
(COST $139,333,258)		140,480,503

MONEY MARKET FUND (0.9%)
Northern Institutional Treasury Portfolio
(Premier Class), 2.17%(b)	1,282,200	1,282,200
TOTAL MONEY MARKET FUND
(COST $1,282,200)		1,282,200

PREFERRED STOCKS (3.4%)

BANKS (2.4%)
Banco Bradesco SA, ADR, 0.00%(a)	164,605	1,488,029

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

Bancolombia SA, Sponsored ADR, 2.61%(c)	5,430	$270,849
Itau Unibanco Banco Multiplo SA, Sponsored ADR, 0.51%(c)	197,327	1,805,542
		3,564,420

CHEMICALS (0.1%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 3.38%(c)	2,990	88,175

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Telefonica Brasil SA, ADR, 2.92%(c)	10,600	144,584

ELECTRIC UTILITIES (0.1%)
Cia Energetica de Minas Gerais, Sponsored ADR, 3.12%(c)	21,315	78,013

METALS & MINING (0.0%)
Gerdau SA, Sponsored ADR, 1.01%(c)	7,250	25,810

OIL, GAS & CONSUMABLE FUELS (0.7%)
Petroleo Brasileiro SA, Sponsored ADR, 0.07%(c)	77,180	1,058,909
TOTAL PREFERRED STOCKS
(COST $3,482,493)		4,959,911

	Shares	Value

TOTAL INVESTMENTS
(COST $144,097,951) 99.8%		$146,722,614

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		289,378

NET ASSETS 100.0%		$147,011,992

(a)        Represents non-income producing security.

(b)        7-day current yield as of July 31, 2019 is disclosed.

(c)       Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt

NYS — New York Shares

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	5.9%
Software	5.8
IT Services	5.7
Insurance	5.7
Banks	5.7
Health Care Equipment & Supplies	4.0
Capital Markets	3.7
Interactive Media & Services	3.6
Technology Hardware, Storage & Peripherals	3.5
Health Care Providers & Services	3.3
Semiconductors & Semiconductor Equipment	3.2
Specialty Retail	3.0
Equity Real Estate Investment Trusts	2.7
Food Products	2.5
Aerospace & Defense	2.3
Hotels, Restaurants & Leisure	1.9
Chemicals	1.9
Electric Utilities	1.9
Biotechnology	1.9
Household Products	1.6
Beverages	1.4
Machinery	1.4
Diversified Financial Services	1.4
Food & Staples Retailing	1.4
Pharmaceuticals	1.3
Household Durables	1.3
Energy Equipment & Services	1.3
Communications Equipment	1.3
Multi-Utilities	1.1
Road & Rail	1.1
Automobiles	1.0
Diversified Telecommunication Services	1.0
Multiline Retail	1.0
Consumer Finance	0.9

Industry Diversification	Percent*
Commercial Services & Supplies	0.9%
Media	0.9
Industrial Conglomerates	0.8
Textiles, Apparel & Luxury Goods	0.8
Entertainment	0.8
Electronic Equipment, Instruments & Components	0.8
Life Sciences Tools & Services	0.7
Airlines	0.7
Money Market Fund	0.7
Containers & Packaging	0.6
Construction & Engineering	0.6
Internet & Direct Marketing Retail	0.6
Air Freight & Logistics	0.5
Personal Products	0.5
Trading Companies & Distributors	0.5
Professional Services	0.5
Electrical Equipment	0.4
Building Products	0.4
Metals & Mining	0.3
Independent Power and Renewable Electricity Producers	0.2
Health Care Technology	0.2
Auto Components	0.2
Distributors	0.2
Construction Materials	0.1
Wireless Telecommunication Services	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Leisure Products	0.0
Gas Utilities	0.0
Diversified Consumer Services	0.0
Total Investments	99.9%

*    Percentages indicated are based on net assets as of July 31, 2019.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS (99.2%)

AEROSPACE & DEFENSE (2.3%)
Arconic, Inc.	21,193	$530,673
Boeing Co. (The)	6,881	2,347,659
General Dynamics Corp.	3,855	716,799
Huntington Ingalls Industries, Inc.	743	169,627
L3Harris Technologies, Inc.	2,737	568,263
Lockheed Martin Corp.	3,399	1,231,016
Northrop Grumman Corp.	2,237	773,040
Raytheon Co.	3,761	685,593
Textron, Inc.	8,770	432,361
TransDigm Group, Inc.(a)	2,956	1,434,961
United Technologies Corp.	9,786	1,307,409
		10,197,401

AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,190	99,639
Expeditors International of Washington, Inc.	7,910	603,928
FedEx Corp.	3,556	606,405
United Parcel Service, Inc., Class B	8,220	982,043
		2,292,015

AIRLINES (0.7%)
Alaska Air Group, Inc.	6,920	438,451
American Airlines Group, Inc.	20,250	617,827
Delta Air Lines, Inc.	13,850	845,404
Southwest Airlines Co.	6,090	313,818
United Airlines Holdings, Inc.(a)	8,680	797,779
		3,013,279

AUTO COMPONENTS (0.2%)
Aptiv PLC	3,510	307,651
BorgWarner, Inc.	16,900	638,820
		946,471

AUTOMOBILES (1.0%)
Ford Motor Co.	254,800	2,428,244
General Motors Co.	50,760	2,047,659
Harley-Davidson, Inc.	2,290	81,936
		4,557,839

BANKS (5.7%)
Bank of America Corp.	119,849	3,676,967
BB&T Corp.	15,860	817,266
Citigroup, Inc.	37,810	2,690,560
Citizens Financial Group, Inc.	33,580	1,251,191
Comerica, Inc.	1,570	114,924
Fifth Third Bancorp	26,840	796,880

	Shares	Value

First Republic Bank	7,130	$708,437
Huntington Bancshares, Inc.	24,180	344,565
JPMorgan Chase & Co.	37,324	4,329,584
KeyCorp	34,230	628,805
M&T Bank Corp.	1,860	305,505
People’s United Financial, Inc.	27,500	451,550
PNC Financial Services Group, Inc. (The)	8,934	1,276,669
Regions Financial Corp.	45,392	723,094
SunTrust Banks, Inc.	13,350	889,110
SVB Financial Group(a)	5,390	1,250,318
U.S. Bancorp	32,360	1,849,374
Wells Fargo & Co.	52,208	2,527,389
Zions Bancorp	9,240	416,447
		25,048,635

BEVERAGES (1.4%)
Coca-Cola Co. (The)	50,810	2,674,131
Monster Beverage Corp.(a)	18,390	1,185,603
PepsiCo, Inc.	18,841	2,408,068
		6,267,802

BIOTECHNOLOGY (1.9%)
AbbVie, Inc.	17,530	1,167,849
Alexion Pharmaceuticals, Inc.(a)	3,821	432,881
Amgen, Inc.	9,852	1,838,186
Biogen Idec, Inc.(a)	3,177	755,554
Celgene Corp.(a)	8,940	821,229
Gilead Sciences, Inc.	16,840	1,103,357
Incyte Corp.(a)	3,110	264,101
Vertex Pharmaceuticals, Inc.(a)	11,373	1,894,969
		8,278,126

BUILDING PRODUCTS (0.4%)
A.O. Smith Corp.	1,680	76,356
Allegion PLC	913	94,532
Fortune Brands Home & Security, Inc.	2,730	149,986
Johnson Controls International PLC	27,991	1,187,938
Masco Corp.	4,220	172,050
		1,680,862

CAPITAL MARKETS (3.7%)
Affiliated Managers Group, Inc.	4,964	425,862
Ameriprise Financial, Inc.	2,066	300,624
Bank of New York Mellon Corp. (The)	19,451	912,641
BlackRock, Inc.	1,861	870,352
Cboe Global Markets, Inc.	7,030	768,449
Charles Schwab Corp. (The)	15,900	687,198
CME Group, Inc.	4,325	840,867

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

E*TRADE Financial Corp.	4,498	$219,457
Franklin Resources, Inc.	2,760	90,059
Goldman Sachs Group, Inc. (The)	9,446	2,079,348
IntercontinentalExchange Group, Inc.	17,675	1,552,925
Invesco Ltd.	59,650	1,144,684
MarketAxess Holdings, Inc.	460	155,038
Moody’s Corp.	2,460	527,276
Morgan Stanley	37,200	1,657,632
MSCI, Inc.	1,480	336,315
Nasdaq, Inc.	1,540	148,410
Northern Trust Corp.	3,000	294,000
Raymond James Financial, Inc.	6,510	525,162
S&P Global, Inc.	5,385	1,319,056
State Street Corp.	12,687	736,988
T. Rowe Price Group, Inc.	3,490	395,731
		15,988,074

CHEMICALS (1.9%)
Air Products & Chemicals, Inc.	6,788	1,549,497
Albemarle Corp.	1,500	109,440
CF Industries Holdings, Inc.	2,890	143,228
Corteva, Inc.	11,115	327,892
Dow, Inc.	10,952	530,515
DuPont de Nemours, Inc.	11,215	809,274
Eastman Chemical Co.	1,590	119,806
Ecolab, Inc.	7,178	1,448,018
FMC Corp.	1,570	135,679
International Flavors & Fragrances, Inc.	1,410	203,026
Linde PLC	6,270	1,199,326
LyondellBasell Industries N.V., Class A	7,540	631,023
Mosaic Co. (The)	4,650	117,134
PPG Industries, Inc.	3,048	357,805
Sherwin-Williams Co. (The)	1,441	739,291
		8,420,954

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Cintas Corp.	5,414	1,410,022
Copart, Inc.(a)	4,250	329,503
Republic Services, Inc.	3,216	285,098
Rollins, Inc.	2,350	78,796
Waste Management, Inc.	15,350	1,795,950
		3,899,369

COMMUNICATIONS EQUIPMENT (1.3%)
Arista Networks, Inc.(a)	866	236,808
Cisco Systems, Inc.	63,980	3,544,492

	Shares	Value

F5 Networks, Inc.(a)	1,000	$146,720
Juniper Networks, Inc.	6,190	167,254
Motorola Solutions, Inc.	8,391	1,392,570
		5,487,844

CONSTRUCTION & ENGINEERING (0.6%)
Jacobs Engineering Group, Inc.	13,530	1,116,360
Quanta Services, Inc.	34,580	1,293,984
		2,410,344

CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	991	245,520
Vulcan Materials Co.	1,973	272,965
		518,485

CONSUMER FINANCE (0.9%)
American Express Co.	8,540	1,062,120
Capital One Financial Corp.	17,488	1,616,241
Discover Financial Services	4,490	402,932
Synchrony Financial	29,250	1,049,490
		4,130,783

CONTAINERS & PACKAGING (0.6%)
Avery Dennison Corp.	1,370	157,372
Ball Corp.	3,960	283,061
International Paper Co.	15,520	681,483
Packaging Corp. of America	1,470	148,426
Sealed Air Corp.	1,390	58,088
Westrock Co.	30,309	1,092,639
		2,421,069

DISTRIBUTORS (0.2%)
Genuine Parts Co.	1,480	143,738
LKQ Corp.(a)	27,310	735,458
		879,196

DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	84,731

DIVERSIFIED FINANCIAL SERVICES (1.4%)
Berkshire Hathaway, Inc., Class B(a)	21,649	4,447,354
Jefferies Financial Group, Inc.	71,530	1,525,735
		5,973,089

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
CenturyLink, Inc.	94,289	$1,139,954
Verizon Communications, Inc.	61,650	3,407,395
		4,547,349

ELECTRIC UTILITIES (1.9%)
Alliant Energy Corp.	2,090	103,539
American Electric Power Co., Inc.	5,370	471,540
Duke Energy Corp.	12,264	1,063,534
Edison International	10,870	810,250
Entergy Corp.	1,480	156,318
Evergy, Inc.	6,250	378,063
Eversource Energy	3,510	266,269
Exelon Corp.	23,789	1,071,932
FirstEnergy Corp.	5,119	225,082
NextEra Energy, Inc.	9,267	1,919,844
Pinnacle West Capital Corp.	7,300	665,906
PPL Corp.	7,780	230,521
Southern Co. (The)	11,120	624,944
Xcel Energy, Inc.	7,020	418,462
		8,406,204

ELECTRICAL EQUIPMENT (0.4%)
AMETEK, Inc.	7,960	713,296
Eaton Corp. PLC	5,380	442,182
Emerson Electric Co.	7,540	489,195
Rockwell Automation, Inc.	1,869	300,498
		1,945,171

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Amphenol Corp., Class A	4,040	377,013
Corning, Inc.	11,660	358,545
FLIR Systems, Inc.	1,270	63,068
IPG Photonics Corp.(a)	760	99,568
Keysight Technologies, Inc.(a)	22,630	2,025,837
TE Connectivity Ltd.	4,150	383,460
		3,307,491

ENERGY EQUIPMENT & SERVICES (1.3%)
Baker Hughes a GE Co. LLC	79,479	2,017,972
Halliburton Co.	10,530	242,190
Helmerich & Payne, Inc.	6,650	330,372
National-Oilwell Varco, Inc.	30,736	732,132

	Shares	Value

Schlumberger Ltd.	15,334	$612,900
TechnipFMC PLC	57,410	1,581,071
		5,516,637

ENTERTAINMENT (0.8%)
Activision Blizzard, Inc.	9,550	465,467
Walt Disney Co. (The)	21,310	3,047,543
		3,513,010

EQUITY REAL ESTATE INVESTMENT TRUSTS (2.7%)
Alexandria Real Estate Equities, Inc.	2,350	343,946
American Tower Corp.	5,329	1,127,723
Apartment Investment & Management Co., Class A	13,385	663,093
AvalonBay Communities, Inc.	2,494	520,722
Boston Properties, Inc.	2,140	284,513
Crown Castle International Corp.	5,060	674,296
Digital Realty Trust, Inc.	2,860	327,070
Duke Realty Corp.	5,660	188,648
Equinix, Inc.	1,092	548,293
Equity Residential	4,250	335,282
Essex Property Trust, Inc.	1,165	352,086
Extra Space Storage, Inc.	1,650	185,444
Federal Realty Investment Trust	690	91,087
HCP, Inc.	18,530	591,663
Host Hotels & Resorts, Inc.	10,533	183,169
Iron Mountain, Inc.	3,019	88,789
Kimco Realty Corp.	23,850	458,158
Macerich Co. (The)	1,450	47,923
Mid-America Apartment Communities, Inc.	1,160	136,694
Prologis, Inc.	8,412	678,091
Public Storage, Inc.	1,994	484,063
Realty Income Corp.	3,960	274,072
Regency Centers Corp.	1,610	107,387
SBA Communications Corp.(a)	1,542	378,422
Simon Property Group, Inc.	4,300	697,460
SL Green Realty Corp.	1,070	86,756
UDR, Inc.	2,330	107,320
Ventas, Inc.	4,380	294,730
Vornado Realty Trust	2,105	135,394
Welltower, Inc.	15,920	1,323,270
Weyerhaeuser Co.	8,439	214,435
		11,929,999

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

FOOD & STAPLES RETAILING (1.4%)
Costco Wholesale Corp.	5,430	$1,496,671
Kroger Co. (The)	46,780	989,865
Sysco Corp.	6,210	425,820
Walgreens Boots Alliance, Inc.	15,250	830,972
Walmart, Inc.	19,950	2,202,081
		5,945,409

FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co.	36,630	1,504,760
Campbell Soup Co.	3,600	148,824
Conagra Brands, Inc.	6,930	200,069
General Mills, Inc.	7,690	408,416
Hershey Co. (The)	2,200	333,828
Hormel Foods Corp.	22,650	928,424
J.M. Smucker Co. (The)	7,490	832,813
Kellogg Co.	18,360	1,068,919
Kraft Heinz Co. (The)	30,206	966,894
Lamb Weston Holdings, Inc.	10,630	713,486
McCormick & Co., Inc.	6,730	1,066,974
Mondelez International, Inc., Class A	18,840	1,007,752
Tyson Foods, Inc., Class A	22,770	1,810,215
		10,991,374

GAS UTILITIES (0.0%)
Atmos Energy Corp.	1,350	147,204

HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Abbott Laboratories	34,032	2,964,187
ABIOMED, Inc.(a)	747	208,084
Align Technology, Inc.(a)	1,143	238,978
Baxter International, Inc.	8,780	737,257
Becton Dickinson and Co.	3,940	996,032
Boston Scientific Corp.(a)	39,467	1,675,769
Danaher Corp.	9,000	1,264,500
DENTSPLY SIRONA, Inc.	3,920	213,444
Edwards Lifesciences Corp.(a)	7,147	1,521,239
Hologic, Inc.(a)	5,710	292,638
IDEXX Laboratories, Inc.(a)	1,624	458,049
Intuitive Surgical, Inc.(a)	2,995	1,555,932
Medtronic PLC	23,053	2,350,023
ResMed, Inc.	2,910	374,517
Stryker Corp.	5,010	1,050,998
Teleflex, Inc.	876	297,612
Varian Medical Systems, Inc.(a)	1,530	179,576
Zimmer Holdings, Inc.	8,370	1,131,038
		17,509,873

	Shares	Value

HEALTH CARE PROVIDERS & SERVICES (3.3%)
AmerisourceBergen Corp.	14,900	$1,298,535
Anthem, Inc.	5,740	1,691,061
Cardinal Health, Inc.	24,250	1,108,953
Centene Corp.(a)	18,600	968,874
Cigna Corp.	5,582	948,494
CVS Health Corp.	28,187	1,574,808
DaVita, Inc.(a)	18,290	1,094,657
Henry Schein, Inc.(a)	3,200	212,928
Humana, Inc.	5,236	1,553,783
Laboratory Corporation of America Holdings(a)	5,310	889,531
McKesson Corp.	11,275	1,566,661
Quest Diagnostics, Inc.	3,080	314,406
WellCare Group, Inc.(a)	4,113	1,181,459
		14,404,150

HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.	14,250	1,021,012

HOTELS, RESTAURANTS & LEISURE (1.9%)
Carnival Corp.	11,090	523,781
Chipotle Mexican Grill, Inc.(a)	1,261	1,003,163
Hilton Worldwide Holdings, Inc.	10,670	1,030,188
Marriott International, Inc., Class A	4,366	607,136
McDonald’s Corp.	9,123	1,922,399
Norwegian Cruise Line Holdings Ltd.(a)	9,500	469,680
Royal Caribbean Cruises Ltd.	2,980	346,693
Starbucks Corp.	14,820	1,403,306
Yum! Brands, Inc.	10,090	1,135,327
		8,441,673

HOUSEHOLD DURABLES (1.3%)
D.R. Horton, Inc.	23,416	1,075,497
Garmin Ltd.	1,860	146,177
Leggett & Platt, Inc.	1,580	63,153
Lennar Corp., Class A	32,360	1,539,365
Mohawk Industries, Inc.(a)	8,584	1,070,339
Newell Brands, Inc.	7,220	102,452
PulteGroup, Inc.	28,595	901,029
Whirlpool Corp.	5,282	768,425
		5,666,437

HOUSEHOLD PRODUCTS (1.6%)
Church & Dwight Co., Inc.	16,940	1,277,954
Clorox Co. (The)	4,690	762,594
Colgate-Palmolive Co.	11,320	812,097

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Kimberly-Clark Corp.	4,480	$607,712
Procter & Gamble Co. (The)	29,111	3,436,262
		6,896,619

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.2%)
AES Corp.	13,030	218,773
NRG Energy, Inc.	23,620	806,387
		1,025,160

INDUSTRIAL CONGLOMERATES (0.8%)
3M Co.	7,068	1,234,921
Honeywell International, Inc.	8,650	1,491,779
Roper Technologies, Inc.	2,556	929,489
		3,656,189

INSURANCE (5.7%)
Aflac, Inc.	20,620	1,085,437
Allstate Corp. (The)	15,080	1,619,592
American International Group, Inc.	29,264	1,638,491
Aon PLC	3,170	599,922
Arthur J. Gallagher & Co.	2,340	211,606
Assurant, Inc.	13,030	1,477,081
Chubb Ltd.	11,181	1,708,904
Cincinnati Financial Corp.	1,792	192,335
Everest Re Group Ltd.	5,001	1,233,447
Hartford Financial Services Group, Inc. (The)	21,770	1,254,605
Lincoln National Corp.	26,396	1,724,715
Loews Corp.	27,650	1,480,381
Marsh & McLennan Cos., Inc.	6,440	636,272
MetLife, Inc.	48,580	2,400,824
Principal Financial Group, Inc.	23,790	1,380,772
Progressive Corp. (The)	8,020	649,460
Prudential Financial, Inc.	26,255	2,659,894
Torchmark Corp.	1,267	115,702
Travelers Cos., Inc. (The)	8,290	1,215,480
Unum Group	44,710	1,428,484
Willis Towers Watson PLC	2,083	406,643
		25,120,047

INTERACTIVE MEDIA & SERVICES (3.6%)
Alphabet, Inc., Class A(a)	3,651	4,447,648
Alphabet, Inc., Class C(a)	3,810	4,635,551
Facebook, Inc., Class A(a)	29,240	5,679,285
TripAdvisor, Inc.(a)	2,105	92,936
Twitter, Inc.(a)	26,490	1,120,792
		15,976,212

	Shares	Value

INTERNET & DIRECT MARKETING RETAIL (0.6%)
Booking Holdings, Inc.(a)	721	$1,360,246
eBay, Inc.	15,430	635,562
Expedia Group, Inc.	2,995	397,556
		2,393,364

IT SERVICES (5.7%)
Accenture PLC, Class A	8,231	1,585,126
Akamai Technologies, Inc.(a)	9,910	873,368
Alliance Data Systems Corp.	4,123	646,981
Automatic Data Processing, Inc.	8,410	1,400,433
Broadridge Financial Solutions, Inc.	5,890	748,737
Cognizant Technology Solutions Corp., Class A	8,210	534,799
DXC Technology Co.	19,067	1,063,367
Fidelity National Information Services, Inc.	10,646	1,418,579
Fiserv, Inc.(a)	6,460	681,078
FleetCor Technologies, Inc.(a)	1,350	383,630
Gartner, Inc.(a)	6,420	894,499
Global Payments, Inc.	7,130	1,197,270
International Business Machines Corp.	10,626	1,575,198
Jack Henry & Associates, Inc.	1,490	208,153
Mastercard, Inc., Class A	13,772	3,749,702
Paychex, Inc.	4,990	414,420
PayPal Holdings, Inc.(a)	20,590	2,273,136
Total System Services, Inc.	3,021	410,010
VeriSign, Inc.(a)	4,761	1,004,999
Visa, Inc., Class A	22,064	3,927,392
Western Union Co. (The)	6,920	145,320
		25,136,197

LEISURE PRODUCTS (0.0%)
Hasbro, Inc.	1,550	187,798

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Agilent Technologies, Inc.	6,470	449,083
Illumina, Inc.(a)	3,273	979,871
IQVIA Holdings, Inc.(a)	3,710	590,521
Mettler-Toledo International, Inc.(a)	647	489,617
PerkinElmer, Inc.	3,700	318,644
Waters Corp.(a)	1,810	381,113
		3,208,849

MACHINERY (1.4%)
Caterpillar, Inc.	7,330	965,141
Cummins, Inc.	1,810	296,840
Deere & Co.	3,972	657,962

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Dover Corp.	1,220	$118,157
Flowserve Corp.	780	39,023
Fortive Corp.	3,150	239,558
Illinois Tool Works, Inc.	3,960	610,751
Ingersoll-Rand PLC	8,130	1,005,356
PACCAR, Inc.	10,825	759,266
Parker-Hannifin Corp.	1,885	330,026
Snap-on, Inc.	700	106,827
Stanley Black & Decker, Inc.	2,202	324,993
Wabtec Corp.	1,780	138,270
Xylem, Inc.	8,370	672,027
		6,264,197

MEDIA (0.9%)
Charter Communications, Inc., Class A(a)	2,616	1,008,154
Discovery Communications, Inc., Class A(a)	5,600	169,736
Discovery Communications, Inc., Class C(a)	4,541	128,238
DISH Network Corp., Class A(a)	21,170	716,816
Fox Corp., Class A	5,800	216,456
Fox Corp., Class B	1,230	45,756
Interpublic Group of Cos., Inc. (The)	11,970	274,352
News Corp., Class A	50,320	662,211
News Corp., Class B	8,780	118,179
Omnicom Group, Inc.	5,650	453,243
		3,793,141

METALS & MINING (0.3%)
Freeport-McMoRan Copper & Gold, Inc.	17,098	189,104
Newmont Goldcorp Corp.	5,900	215,468
Nucor Corp.	13,600	739,568
		1,144,140

MULTILINE RETAIL (1.0%)
Dollar General Corp.	8,820	1,182,056
Dollar Tree, Inc.(a)	7,942	808,098
Kohl’s Corp.	15,150	815,979
Macy’s, Inc.	4,482	101,876
Nordstrom, Inc.	1,560	51,652
Target Corp.	16,370	1,414,368
		4,374,029

MULTI-UTILITIES (1.1%)
Ameren Corp.	13,770	1,042,251
CenterPoint Energy, Inc.	15,910	461,549
CMS Energy Corp.	4,630	269,559
Consolidated Edison, Inc.	7,320	621,907
Dominion Resources, Inc.	9,512	706,647

	Shares	Value

DTE Energy Co.	2,660	$338,113
NiSource, Inc.	7,770	230,691
Public Service Enterprise Group, Inc.	6,566	375,247
Sempra Energy	3,810	515,988
WEC Energy Group	4,205	359,359
		4,921,311

OIL, GAS & CONSUMABLE FUELS (5.9%)
Anadarko Petroleum Corp.	18,000	1,325,880
Apache Corp.	27,560	673,015
Cabot Oil & Gas Corp.	4,320	82,771
Chevron Corp.	25,319	3,117,022
Cimarex Energy Co.	930	47,123
Concho Resources, Inc.	2,620	255,922
ConocoPhillips	29,159	1,722,714
Devon Energy Corp.	56,820	1,534,140
Diamondback Energy, Inc.	12,930	1,337,350
EOG Resources, Inc.	7,044	604,727
Exxon Mobil Corp.	45,230	3,363,303
Hess Corp.	3,070	199,059
HollyFrontier Corp.	19,390	965,040
Kinder Morgan, Inc.	50,990	1,051,414
Marathon Oil Corp.	57,930	815,075
Marathon Petroleum Corp.	28,658	1,616,025
Noble Energy, Inc.	36,390	803,491
Occidental Petroleum Corp.	20,212	1,038,088
ONEOK, Inc.	5,450	381,936
Phillips 66	19,269	1,976,229
Pioneer Natural Resources Co.	2,376	327,983
Valero Energy Corp.	27,060	2,306,865
Williams Cos., Inc. (The)	13,780	339,539
		25,884,711

PERSONAL PRODUCTS (0.5%)
Coty, Inc., Class A	151,080	1,648,283
Estee Lauder Cos., Inc., (The) Class A	2,920	537,835
		2,186,118

PHARMACEUTICALS (1.3%)
Allergan PLC	9,930	1,593,765
Eli Lilly & Co.	19,750	2,151,763
Mylan N.V.(a)	23,620	493,658
Nektar Therapeutics(a)	3,490	99,325
Perrigo Co. PLC	5,581	301,430
Zoetis, Inc.	10,090	1,159,240
		5,799,181

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

PROFESSIONAL SERVICES (0.5%)
Equifax, Inc.	1,630	$226,717
IHS Markit Ltd.(a)	18,430	1,187,260
Nielsen Holdings PLC	5,520	127,843
Robert Half International, Inc.	1,460	88,199
Verisk Analytics, Inc.	2,630	399,024
		2,029,043

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc., Class A(a)	4,430	234,834

ROAD & RAIL (1.1%)
CSX Corp.	27,690	1,949,376
J.B. Hunt Transport Services, Inc.	740	75,754
Kansas City Southern Industries, Inc.	800	98,992
Norfolk Southern Corp.	3,179	607,570
Union Pacific Corp.	11,262	2,026,597
		4,758,289

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Advanced Micro Devices, Inc.(a)	46,280	1,409,226
Analog Devices, Inc.	4,544	533,738
Applied Materials, Inc.	13,690	675,875
Broadcom, Inc.	6,144	1,781,699
Intel Corp.	48,000	2,426,400
KLA Corp.	1,900	259,008
Lam Research Corp.	1,996	416,386
Maxim Integrated Products, Inc.	2,300	136,137
Microchip Technology, Inc.	3,140	296,479
Micron Technology, Inc.(a)	30,290	1,359,718
NVIDIA Corp.	6,873	1,159,613
Qorvo, Inc.(a)	1,520	111,401
QUALCOMM, Inc.	12,890	943,032
Skyworks Solutions, Inc.	2,040	173,971
Texas Instruments, Inc.	10,400	1,300,104
Xilinx, Inc.	8,610	983,348
		13,966,135

SOFTWARE (5.8%)
Adobe, Inc.(a)	8,861	2,648,199
ANSYS, Inc.(a)	4,993	1,014,178
Autodesk, Inc.(a)	11,950	1,866,232
Cadence Design Systems, Inc.(a)	4,410	325,943
Citrix Systems, Inc.	1,900	179,056
Fortinet, Inc.(a)	11,730	942,036
Intuit, Inc.	6,962	1,930,632
Microsoft Corp.	82,860	11,291,332
Oracle Corp.	30,111	1,695,249
salesforce.com, Inc.(a)	19,230	2,971,035

	Shares	Value

Symantec Corp.	8,472	$182,656
Synopsys, Inc.(a)	2,890	383,677
		25,430,225

SPECIALTY RETAIL (3.0%)
Advance Auto Parts, Inc.	946	142,506
AutoZone, Inc.(a)	758	851,264
Best Buy Co., Inc.	14,380	1,100,501
CarMax, Inc.(a)	2,120	186,051
Foot Locker, Inc.	1,560	64,054
Gap, Inc. (The)	21,280	414,960
Home Depot, Inc. (The)	13,310	2,844,214
L Brands, Inc.	2,900	75,255
Lowe’s Cos., Inc.	9,130	925,782
O’Reilly Automotive, Inc.(a)	3,611	1,374,924
Ross Stores, Inc.	4,470	473,954
Tiffany & Co.	1,450	136,184
TJX Cos., Inc. (The)	24,940	1,360,726
Tractor Supply Co.	9,080	987,995
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,808	2,028,444
		12,966,814

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.5%)
Apple, Inc.	46,568	9,920,847
Hewlett Packard Enterprise Co.	95,370	1,370,467
HP, Inc.	29,660	624,046
NetApp, Inc.	8,640	505,354
Seagate Technology PLC	3,390	156,991
Western Digital Corp.	28,761	1,549,930
Xerox Corp.	32,701	1,049,702
		15,177,337

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Capri Holdings Ltd.(a)	1,920	68,333
Hanesbrands, Inc.	6,620	106,516
NIKE, Inc., Class B	14,940	1,285,288
PVH Corp.	9,050	804,726
Ralph Lauren Corp.	775	80,778
Tapestry, Inc.	3,890	120,318
Under Armour, Inc., Class A(a)	4,900	113,043
Under Armour, Inc., Class C(a)	1,024	20,828
VF Corp.	11,375	994,061
		3,593,891

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Fastenal Co.	24,660	759,528
United Rentals, Inc.(a)	1,300	164,515
W.W. Grainger, Inc.	3,967	1,154,516
		2,078,559

See notes to Schedules of Portfolio Investments

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

WATER UTILITIES (0.1%)
American Water Works Co., Inc.	2,540	$291,541

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
T-Mobile U.S., Inc.(a)	6,370	507,880
TOTAL COMMON STOCKS (COST $349,243,960)		434,791,172

MONEY MARKET FUND (0.7%)
Northern Institutional Treasury Portfolio (Premier Class), 2.17%(b)	2,899,297	2,899,297
TOTAL MONEY MARKET FUND (COST $2,899,297)		2,899,297

TOTAL INVESTMENTS (COST $352,143,257) 99.9%		437,690,469

	Shares	Value

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		$605,709

NET ASSETS 100.0%		$438,296,178

(a)       Represents non-income producing security.

(b)       7-day current yield as of July 31, 2019 is disclosed.

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standards & Poor’s

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	6.9%
Banks	5.8
Specialty Retail	5.0
Machinery	4.8
Insurance	4.4
Electronic Equipment, Instruments & Components	4.4
Health Care Equipment & Supplies	3.8
Semiconductors & Semiconductor Equipment	3.4
Household Durables	3.2
Software	2.8
Oil, Gas & Consumable Fuels	2.7
Health Care Providers & Services	2.6
IT Services	2.5
Chemicals	2.5
Capital Markets	2.3
Hotels, Restaurants & Leisure	2.2
Metals & Mining	2.1
Energy Equipment & Services	2.0
Auto Components	1.7
Commercial Services & Supplies	1.6
Life Sciences Tools & Services	1.5
Building Products	1.5
Construction & Engineering	1.4
Professional Services	1.4
Food Products	1.4
Road & Rail	1.4
Biotechnology	1.3
Aerospace & Defense	1.3
Diversified Consumer Services	1.2
Communications Equipment	1.2
Consumer Finance	1.1
Textiles, Apparel & Luxury Goods	1.0
Media	1.0
Gas Utilities	1.0

Industry Diversification	Percent*
Pharmaceuticals	0.9%
Paper & Forest Products	0.9
Electrical Equipment	0.8
Thrifts & Mortgage Finance	0.8
Trading Companies & Distributors	0.8
Electric Utilities	0.7
Personal Products	0.7
Entertainment	0.7
Health Care Technology	0.7
Money Market Fund	0.7
Mortgage Real Estate Investment Trusts	0.6
Containers & Packaging	0.6
Airlines	0.5
Air Freight & Logistics	0.5
Multi-Utilities	0.5
Leisure Products	0.5
Food & Staples Retailing	0.5
Multiline Retail	0.5
Diversified Telecommunication Services	0.4
Automobiles	0.4
Real Estate Management & Development	0.4
Water Utilities	0.3
Interactive Media & Services	0.3
Household Products	0.3
Industrial Conglomerates	0.3
Technology Hardware, Storage & Peripherals	0.3
Marine	0.3
Distributors	0.2
Internet & Direct Marketing Retail	0.2
Wireless Telecommunication Services	0.2
Construction Materials	0.2
Beverages	0.0
Total Investments	100.1%

*       Percentages indicated are based on net assets as of July 31, 2019.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS (99.4%)

AEROSPACE & DEFENSE (1.3%)
AAR Corp.	2,210	$92,511
Aerojet Rocketdyne Holdings, Inc.(a)	6,500	277,680
AeroVironment, Inc.(a)	3,760	206,236
Axon Enterprise, Inc.(a)	7,360	516,819
Cubic Corp.	1,630	107,906
Curtiss-Wright Corp.	3,230	409,919
Mercury Computer Systems, Inc.(a)	2,930	238,854
Moog, Inc., Class A	1,650	134,409
National Presto Industries, Inc.	1,130	103,926
Park Aerospace Corp.	760	13,824
Teledyne Technologies, Inc.(a)	2,084	607,027
Triumph Group, Inc.	3,190	77,294
		2,786,405

AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings(a)	6,720	306,768
Echo Global Logistics, Inc.(a)	10,830	228,080
Forward Air Corp.	1,670	105,210
Hub Group, Inc., Class A(a)	2,120	96,142
XPO Logistics, Inc.(a)	5,790	390,709
		1,126,909

AIRLINES (0.5%)
Allegiant Travel Co.	1,926	288,611
Hawaiian Holdings, Inc.	3,210	83,428
JetBlue Airways Corp.(a)	25,580	491,904
SkyWest, Inc.	4,740	287,765
		1,151,708

AUTO COMPONENTS (1.7%)
Adient PLC	10,360	246,050
American Axle & Manufacturing Holdings, Inc.(a)	39,300	474,351
Cooper Tire & Rubber Co.	6,020	162,058
Cooper-Standard Holdings, Inc.(a)	4,480	221,671
Dana, Inc.	27,650	462,032
Delphi Technologies PLC	15,130	283,536
Dorman Products, Inc.(a)	3,190	229,297
Fox Factory Holding Corp.(a)	2,060	164,965
Garrett Motion, Inc.(a)	4,130	58,522
Gentex Corp.	15,930	436,801
Gentherm, Inc.(a)	2,160	88,366
Goodyear Tire & Rubber Co. (The)	35,040	481,099
LCI Industries	1,370	125,533
Motorcar Parts of America, Inc.(a)	5,790	103,525
Standard Motor Products, Inc.	1,160	53,372

	Shares	Value

Superior Industries International, Inc.	43,690	$111,846
Visteon Corp.(a)	1,430	94,208
		3,797,232

AUTOMOBILES (0.4%)
Thor Industries, Inc.	6,020	358,792
Winnebago Industries, Inc.	11,960	481,988
		840,780

BANKS (5.8%)
Ameris Bancorp	3,102	123,366
Associated Bancorp	15,458	334,975
Banc of California, Inc.	2,860	44,702
BancorpSouth Bank	4,230	126,435
Bank of Hawaii Corp.	1,690	144,072
Bank OZK	12,650	386,837
Banner Corp.	1,610	95,409
Berkshire Hills Bancorp, Inc.	2,050	67,240
Boston Private Financial Holdings, Inc.	6,690	77,203
Brookline Bancorp, Inc.	6,090	90,315
Cathay General Bancorp	3,620	134,736
Central Pacific Financial Corp.	2,140	63,066
Chemical Financial Corp.	4,284	180,099
City Holding Co.	1,920	148,704
Columbia Banking System, Inc.	3,710	139,904
Commerce Bancshares, Inc.	5,719	347,887
Community Bank System, Inc.	4,850	320,051
Cullen/Frost Bankers, Inc.	2,850	270,579
Customers Bancorp, Inc.(a)	9,460	195,065
CVB Financial Corp.	3,720	81,877
Eagle Bancorp, Inc.	1,690	68,124
East West Bancorp, Inc.	8,260	396,563
F.N.B. Corp.	22,460	270,643
First BanCorp	14,582	156,902
First Commonwealth Financial Corp.	4,950	68,161
First Financial Bancorp	4,760	121,332
First Financial Bankshares, Inc.	11,420	374,005
First Horizon National Corp.	18,340	300,776
First Midwest Bancorp, Inc.	6,240	134,971
Franklin Financial Network, Inc.	770	22,715
Fulton Financial Corp.	11,130	189,210
Glacier Bancorp, Inc.	6,430	269,481
Great Western Bancorp, Inc.	3,280	110,930
Hancock Holding Corp.	6,699	278,142
Hanmi Financial Corp.	2,241	48,159
Heritage Financial Corp.	1,430	40,784
Home Bancshares, Inc.	9,702	190,838

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Hope Bancorp, Inc.	8,362	$123,339
Independent Bank Corp. - Massachusetts	3,580	278,381
International Bancshares Corp.	3,120	117,406
LegacyTexas Financial Group, Inc.	6,290	268,835
National Bank Holdings Corp., Class A	1,950	70,746
NBT Bancorp	1,690	65,403
OFG Bancorp	2,890	65,401
Old National Bancorp	16,520	290,917
Opus Bank	5,680	127,289
Pacific Premier Bancorp, Inc.	5,870	185,668
PacWest Bancorp	9,430	364,281
Pinnacle Financial Partners, Inc.	5,220	317,063
Preferred Bank/Los Angeles, CA	720	39,017
Prosperity Bancshares, Inc.	3,120	216,497
S&T Bancorp, Inc.	1,570	59,770
Seacoast Banking Corporation of Florida(a)	6,730	181,979
ServisFirst Bancshares, Inc.	3,070	104,564
Signature Bank	2,960	377,282
Simmons First National Corp., Class A	5,040	129,780
Southside Bancshares, Inc.	1,894	65,570
Sterling Bancorp	14,199	310,248
Synovus Financial Corp.	8,772	334,827
TCF Financial Corp.	8,990	192,206
Texas Capital Bancshares, Inc.(a)	2,310	145,368
Tompkins Financial Corp.	79	6,476
Triumph Bancorp, Inc.(a)	7,420	231,578
Trustmark Corp.	4,340	154,244
UMB Financial Corp.	4,550	310,583
Umpqua Holdings Corp.	15,030	262,424
United Bankshares, Inc.	6,623	248,959
United Community Banks, Inc.	5,222	149,871
Valley National Bancorp	12,762	142,424
Veritex Holdings, Inc.	2,223	56,887
Webster Financial Corp.	5,160	263,160
WestAmerica Bancorporation	2,560	164,096
Wintrust Financial Corp.	2,640	188,866
		13,025,663

BEVERAGES (0.0%)
Coca-Cola Consolidated, Inc.	291	85,417

BIOTECHNOLOGY (1.3%)
Acorda Therapeutics, Inc.(a)	2,800	19,404
AMAG Pharmaceuticals, Inc.(a)	2,470	20,402
Anika Therapeutics, Inc.(a)	1,080	59,497
Arrowhead Pharmaceuticals, Inc.(a)	12,620	366,737
Cytokinetics, Inc.(a)	3,980	48,516
Eagle Pharmaceuticals, Inc.(a)	4,000	219,440

	Shares	Value

Emergent BioSolutions, Inc.(a)	2,540	$112,116
Enanta Pharmaceuticals, Inc.(a)	880	66,018
Exelixis, Inc.(a)	17,280	367,546
Ligand Pharmaceuticals, Inc.(a)	1,750	160,142
Medicines Co. (The)(a)	4,140	148,378
Momenta Pharmaceuticals, Inc.(a)	6,020	68,026
Myriad Genetics, Inc.(a)	4,300	125,302
Progenics Pharmaceuticals, Inc.(a)	7,170	38,575
REGENXBIO, Inc.(a)	3,650	162,096
Repligen Corp.(a)	5,030	474,782
Spectrum Pharmaceuticals, Inc.(a)	12,130	91,945
United Therapeutics Corp.(a)	2,343	185,659
Vanda Pharmaceuticals, Inc.(a)	7,000	87,150
		2,821,731

BUILDING PRODUCTS (1.5%)
AAON, Inc.	2,398	121,818
American Woodmark Corp.(a)	810	68,729
Apogee Enterprises, Inc.	3,630	147,233
Gibraltar Industries, Inc.(a)	1,960	81,222
Griffon Corp.	31,510	515,189
Insteel Industries, Inc.	1,140	22,241
Lennox International, Inc.	2,529	648,638
Patrick Industries, Inc.(a)	5,575	255,725
PGT Innovations, Inc.(a)	4,240	68,349
Quanex Building Products Corp.	10,285	191,507
Resideo Technologies, Inc.(a)	16,930	319,300
Simpson Manufacturing Co., Inc.	2,290	141,430
Trex Co., Inc.(a)	3,180	259,965
Universal Forest Products, Inc.	11,370	459,689
		3,301,035

CAPITAL MARKETS (2.3%)
Blucora, Inc.(a)	10,610	317,663
Donnelley Financial Solutions, Inc.(a)	6,971	95,015
Eaton Vance Corp.	7,470	332,415
Evercore Partners, Inc., Class A	2,180	188,287
FactSet Research Systems, Inc.	2,628	728,744
Federated Investors, Inc., Class B	5,840	202,940
Greenhill & Co., Inc.	1,350	22,410
Interactive Brokers Group, Inc., Class A	4,280	219,393
INTL. FCStone, Inc.(a)	7,150	291,577
Janus Henderson Group PLC	16,920	339,584
Legg Mason, Inc.	14,170	533,642
MarketAxess Holdings, Inc.	2,066	696,325
Piper Jaffray Cos., Inc.	620	47,926
SEI Investments Co.	7,540	449,309
Stifel Financial Corp.	6,675	399,232

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Virtus Investment Partners, Inc.	447	$47,900
Waddell & Reed Financial, Inc., Class A	5,260	92,050
WisdomTree Investments, Inc.	6,900	42,780
		5,047,192

CHEMICALS (2.5%)
AdvanSix, Inc.(a)	5,490	140,764
American Vanguard Corp.	1,340	19,135
Ashland Global Holdings, Inc.	3,170	251,951
Balchem Corp.	1,695	173,975
Cabot Corp.	3,130	139,974
Chemours Co. (The)	15,510	295,776
Ferro Corp.(a)	4,300	63,339
FutureFuel Corp.	1,380	16,077
H.B. Fuller Co.	2,970	141,996
Hawkins, Inc.	4,380	191,274
Ingevity Corp.(a)	2,330	229,598
Innophos Holdings, Inc.	4,170	113,299
Innospec, Inc.	3,470	324,028
Koppers Holdings, Inc.(a)	6,810	185,913
Kraton Performance Polymers, Inc. (a)	12,110	371,414
Livent Corp.(a)	7,640	49,202
LSB Industries, Inc.(a)	1,840	9,182
Minerals Technologies, Inc.	3,380	179,985
NewMarket Corp.	539	227,248
Olin Corp.	20,320	407,822
PolyOne Corp.	4,240	138,945
Quaker Chemical Corp.	1,190	222,994
Rayonier, Inc.	30,103	139,979
RPM International, Inc.	9,370	635,567
Scotts Miracle-Gro Co. (The)	2,100	235,578
Sensient Technologies Corp.	2,160	147,247
Stepan Co.	930	92,209
Tredegar Corp.	6,440	107,355
Valvoline, Inc.	10,386	209,693
		5,461,519

COMMERCIAL SERVICES & SUPPLIES (1.6%)
ABM Industries, Inc.	12,210	513,919
Brady Corp., Class A	2,610	135,015
Brink’s Co. (The)	2,700	243,432
Clean Harbors, Inc.(a)	2,760	214,756
Deluxe Corp.	2,540	113,335
Healthcare Services Group, Inc.	4,732	113,142
Herman Miller, Inc.	3,770	170,932
HNI Corp.	2,840	97,242

	Shares	Value

Interface, Inc.	5,550	$76,923
LSC Communications, Inc.	13,971	13,971
Matthews International Corp., Class A	4,040	137,966
Mobile Mini, Inc.	6,710	227,871
MSA Safety, Inc.	2,580	271,803
Pitney Bowes, Inc.	26,920	109,026
R.R. Donnelley & Sons Co.	6,153	12,429
Stericycle, Inc.(a)	4,610	211,876
Team, Inc.(a)	10,130	167,753
Tetra Tech, Inc.	3,160	250,272
UniFirst Corp.	1,620	318,929
US Ecology, Inc.	2,570	163,529
Viad Corp.	1,360	94,030
		3,658,151

COMMUNICATIONS EQUIPMENT (1.2%)
ADTRAN, Inc.	2,470	27,442
Applied Optoelectronics, Inc.(a)	1,340	13,413
CalAmp Corp.(a)	4,100	45,756
Ciena Corp.(a)	14,000	633,080
Comtech Telecommunications Corp.	5,100	151,776
Digi International, Inc.(a)	9,710	127,492
Extreme Networks, Inc.(a)	9,040	73,586
Finisar Corp.(a)	6,860	161,416
Harmonic, Inc.(a)	24,610	183,837
InterDigital, Inc.	1,670	107,598
Lumentum Holdings, Inc.(a)	4,115	233,032
NETGEAR, Inc.(a)	1,940	65,669
NetScout Systems, Inc.(a)	7,100	184,884
Plantronics, Inc.	1,740	66,816
ViaSat, Inc.(a)	3,050	248,850
Viavi Solutions, Inc.(a)	19,390	284,451
		2,609,098

CONSTRUCTION & ENGINEERING (1.4%)
AECOM Technology Corp.(a)	18,102	650,767
Aegion Corp.(a)	9,710	183,034
Arcosa, Inc.	8,903	333,862
Comfort Systems USA, Inc.	2,140	89,880
Dycom Industries, Inc.(a)	1,630	89,911
EMCOR Group, Inc.	4,490	378,911
Fluor Corp.	15,150	492,526
Granite Construction, Inc.	4,660	165,430
MasTec, Inc.(a)	6,410	328,961

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

MYR Group, Inc.(a)	8,180	$295,462
Valmont Industries, Inc.	1,260	173,376
		3,182,120

CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc.	2,450	202,811
U.S. Concrete, Inc.(a)	4,160	195,894
		398,705

CONSUMER FINANCE (1.1%)
Encore Capital Group, Inc.(a)	10,350	372,393
Enova International, Inc.(a)	2,383	64,222
EZCORP, Inc., Class A(a)	28,140	277,179
FirstCash, Inc.	3,958	398,333
Green Dot Corp., Class A(a)	4,510	228,612
Navient Corp.	30,870	436,810
PRA Group, Inc.(a)	5,570	173,394
SLM Corp.	39,070	355,928
World Acceptance Corp.(a)	370	46,890
		2,353,761

CONTAINERS & PACKAGING (0.6%)
AptarGroup, Inc.	3,370	407,837
Greif, Inc., Class A	1,870	65,375
Myers Industries, Inc.	1,860	30,076
Owens-Illinois, Inc.	15,350	260,490
Silgan Holdings, Inc.	6,780	203,807
Sonoco Products Co.	5,410	324,762
		1,292,347

DISTRIBUTORS (0.2%)
Pool Corp.	2,830	535,917

DIVERSIFIED CONSUMER SERVICES (1.2%)
Adtalem Global Education, Inc.(a)	5,740	271,904
American Public Education, Inc.(a)	5,520	182,271
Career Education Corp.(a)	19,320	366,307
Graham Holdings Co., Class B	547	406,273
Regis Corp.(a)	14,530	265,899
Service Corp. International	15,080	695,791
Sotheby’s (a)	2,460	146,887
Strategic Education, Inc.	1,989	354,022
Weight Watchers International, Inc.(a)	4,100	88,765
		2,778,119

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
ATN International, Inc.	2,070	116,479
Cincinnati Bell, Inc.(a)	3,002	11,468
Cogent Communications Holdings, Inc.	2,520	158,785

	Shares	Value

Consolidated Communications Holdings, Inc.	3,800	$17,898
Frontier Communications Corp.(a)	36,722	48,473
Iridium Communications, Inc.(a)	17,950	456,648
Vonage Holdings Corp.(a)	15,310	189,844
		999,595

ELECTRIC UTILITIES (0.7%)
ALLETE, Inc.	2,930	254,764
El Paso Electric Co.	2,290	151,735
Hawaiian Electric Industries, Inc.	6,130	274,624
IDACORP, Inc.	2,770	282,706
OGE Energy Corp.	10,600	455,270
PNM Resources, Inc.	4,790	237,919
		1,657,018

ELECTRICAL EQUIPMENT (0.8%)
Acuity Brands, Inc.	2,180	292,600
AZZ, Inc.	1,450	67,541
Encore Wire Corp.	2,810	154,325
EnerSys	2,130	145,074
Hubbell, Inc.	3,000	389,640
nVent Electric PLC	8,980	222,614
Powell Industries, Inc.	3,820	141,302
Regal Beloit Corp.	2,010	160,036
Vicor Corp.(a)	8,280	244,757
		1,817,889

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.4%)
Anixter International, Inc.(a)	5,230	336,603
Arlo Technologies, Inc.(a)	3,841	16,516
Arrow Electronics, Inc.(a)	8,280	601,211
Avnet, Inc.	12,750	579,105
Badger Meter, Inc.	1,630	87,189
Bel Fuse, Inc., Class B	5,500	90,695
Belden CDT, Inc.	3,610	164,111
Benchmark Electronics, Inc.	11,530	312,002
Cognex Corp.	9,450	415,894
Coherent, Inc.(a)	1,384	192,168
Control4 Corp.(a)	1,980	47,342
CTS Corp.	6,650	209,608
Daktronics, Inc.	5,620	35,631
ePlus, Inc.(a)	550	41,745
Fabrinet(a)	2,030	108,970
FARO Technologies, Inc.(a)	850	45,382
II-VI, Inc.(a)	3,390	134,583
Insight Enterprises, Inc.(a)	7,020	386,240

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Itron, Inc.(a)	1,860	$115,320
Jabil Circuit, Inc.	16,760	517,549
KEMET Corp.	23,390	470,607
Knowles Corp.(a)	5,840	118,844
Littelfuse, Inc.	1,465	247,526
Methode Electronics, Inc.	2,020	60,499
MTS Systems Corp.	980	56,468
National Instruments Corp.	6,575	274,572
OSI Systems, Inc.(a)	890	100,178
Plexus Corp.(a)	1,730	103,298
Rogers Corp.(a)	1,040	165,006
Sanmina Corp.(a)	12,320	391,160
ScanSource, Inc.(a)	8,810	299,099
SYNNEX Corp.	5,818	573,306
Tech Data Corp.(a)	5,520	559,397
Trimble Navigation Ltd.(a)	16,210	685,035
TTM Technologies, Inc.(a)	31,450	328,967
Vishay Intertechnology, Inc.	8,270	140,590
Zebra Technologies Corp., Class A(a)	3,677	775,443
		9,787,859

ENERGY EQUIPMENT & SERVICES (2.0%)
Apergy Corp.(a)	4,070	132,397
Archrock, Inc.	24,960	274,061
C&J Energy Services, Inc.(a)	12,340	135,000
Core Laboratories N.V.	2,020	101,343
Diamond Offshore Drilling, Inc.(a)	15,120	136,685
DMC Global, Inc.	5,120	267,469
Dril-Quip, Inc.(a)	1,510	79,456
Era Group, Inc.(a)	2,320	23,942
Exterran Corp.(a)	6,315	86,200
Geospace Technologies Corp.(a)	570	8,898
Gulf Island Fabrication, Inc.(a)	2,270	16,253
Helix Energy Solutions Group, Inc.(a)	27,610	241,864
KLX Energy Services Holdings, Inc.(a)	11,262	177,039
Matrix Service Co.(a)	6,690	122,895
McDermott International, Inc.(a)	61,243	393,180
Nabors Industries Ltd.	16,025	47,434
Newpark Resources, Inc.(a)	19,220	146,649
Noble Corp. PLC(a)	20,650	46,049
Oceaneering International, Inc.(a)	14,100	217,845
Oil States International, Inc.(a)	7,990	119,211
Patterson-UTI Energy, Inc.	26,350	306,450
ProPetro Holding Corp.(a)	20,240	366,951
SEACOR Holdings, Inc.(a)	4,080	194,371
Superior Energy Services, Inc.(a)	61,980	56,228
TETRA Technologies, Inc.(a)	4,190	6,536

	Shares	Value

Transocean Ltd.(a)	26,210	$159,357
US Silica Holdings, Inc.	23,860	330,700
Valaris PLC(a)	24,799	203,104
		4,397,567

ENTERTAINMENT (0.7%)
Cinemark Holdings, Inc.	6,410	255,887
Live Nation, Inc.(a)	10,342	745,245
Marcus Corp. (The)	6,550	229,184
World Wrestling Entertainment, Inc., Class A	5,350	389,373
		1,619,689

EQUITY REAL ESTATE INVESTMENT TRUSTS (6.9%)
Acadia Realty Trust	5,897	165,529
Agree Realty Corp.	6,380	426,503
Alexander & Baldwin, Inc.	8,953	210,485
American Assets Trust, Inc.	2,680	124,352
American Campus Communities, Inc.	12,030	562,402
Armada Hoffler Properties, Inc.	11,780	199,435
Brixmor Property Group, Inc.	15,730	298,555
Camden Property Trust	5,100	528,921
CareTrust REIT, Inc.	5,798	134,688
CBL & Associates Properties, Inc.	63,180	66,339
Cedar Shopping Centers, Inc.	8,720	24,242
Chatham Lodging Trust	2,040	36,434
Chesapeake Lodging Trust	3,940	108,232
Community Healthcare Trust, Inc.	3,230	132,721
Corecivic, Inc.	6,958	118,077
Coresite Realty Corp.	2,020	211,716
Corporate Office Properties Trust	5,850	163,332
Cousins Properties, Inc.	5,029	176,920
Cyrusone, Inc.	8,800	505,120
DiamondRock Hospitality Co.	15,560	156,689
Douglas Emmett, Inc.	9,010	367,788
Easterly Government Properties, Inc.	11,320	213,608
EastGroup Properties, Inc.	1,770	213,250
EPR Properties	4,130	307,396
First Industrial Realty Trust, Inc.	8,810	336,454
Four Corners Property Trust, Inc.	13,337	359,299
Franklin Street Properties Corp.	3,250	26,195
Geo Group, Inc. (The)	6,934	123,495
Getty Realty Corp.	2,470	74,051
Global Net Lease, Inc.	4,260	83,155
Healthcare Realty Trust, Inc.	7,960	254,561
Hersha Hospitality Trust	8,390	131,052
Highwoods Properties, Inc.	5,760	261,101

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Hospitality Properties Trust	8,860	$218,931
Independence Realty Trust, Inc.	530	6,546
Innovative Industrial Properties, Inc.	4,740	500,876
iStar, Inc.	17,550	231,660
JBG Smith Properties	6,400	250,432
Kilroy Realty Corp.	5,640	448,154
Kite Realty Group Trust	7,825	124,496
Lamar Advertising Co.	4,540	367,377
Lexington Corporate Properties Trust	17,775	175,439
Liberty Property Trust	8,550	447,165
Life Storage, Inc.	3,200	311,968
LTC Properties, Inc.	2,620	120,756
Mack-Cali Realty Corp.	5,010	119,138
Medical Properties Trust, Inc.	32,210	563,675
National Retail Properties, Inc.	11,710	611,730
National Storage Affiliates	6,930	209,910
Northstar Realty Europe Corp.	2,120	36,040
Office Properties Income Trust	2,917	82,172
Omega Healthcare Investors, Inc.	15,726	570,854
Pebblebrook Hotel Trust	7,816	218,770
Pennsylvania Real Estate Investment Trust	3,840	22,963
Potlatch Corp.	4,092	150,667
PS Business Parks, Inc.	1,050	183,750
Rayonier, Inc.	7,010	203,570
Retail Opportunity Investments Corp.	8,900	161,446
RPT Realty	2,430	29,768
Sabra Health Care REIT, Inc.	16,989	350,653
Saul Centers, Inc.	610	33,422
Senior Housing Properties Trust	21,910	179,662
Summit Hotel Properties, Inc.	13,150	146,096
Tanger Factory Outlet Centers	6,790	107,825
Taubman Centers, Inc.	3,520	142,630
Uniti Group, Inc.	10,184	85,749
Universal Health Realty Income Trust	480	44,237
Urban Edge Properties	5,590	93,521
Urstadt Biddle Properties, Inc., Class A	6,270	135,369
Washington Prime Group, Inc.	34,810	126,360
Washington Real Estate	3,790	102,140
Weingarten Realty Investors	7,820	218,256
Whitestone REIT	1,030	13,133
Xenia Hotels & Resorts, Inc.	9,180	196,727
		15,446,130

FOOD & STAPLES RETAILING (0.5%)
Andersons, Inc. (The)	11,265	302,465
Chefs’ Warehouse, Inc. (The)(a)	1,430	52,152
SpartanNash Co.	22,044	260,560

	Shares	Value

Sprouts Farmers Market, Inc.(a)	7,920	$134,086
United Natural Foods, Inc.(a)	32,890	324,295
		1,073,558

FOOD PRODUCTS (1.4%)
B&G Foods, Inc.	4,120	75,314
Calavo Growers, Inc.	840	74,290
Cal-Maine Foods, Inc.	1,850	73,574
Darling Ingredients, Inc.(a)	10,220	207,773
Dean Foods Co.	61,450	89,102
Flowers Foods, Inc.	11,083	262,667
Hain Celestial Group Inc. (The)(a)	10,530	229,238
Ingredion, Inc.	3,540	273,607
J&J Snack Foods Corp.	910	169,114
John B. Sanfilippo & Son, Inc.	480	41,717
Lancaster Colony Corp.	1,470	229,055
Post Holdings, Inc.(a)	5,035	539,853
Sanderson Farms, Inc.	2,120	277,762
Seneca Foods Corp., Class A(a)	8,880	280,430
Tootsie Roll Industries, Inc.	1,045	39,041
TreeHouse Foods, Inc.(a)	4,840	287,206
		3,149,743

GAS UTILITIES (1.0%)
National Fuel Gas Co.	6,500	310,310
New Jersey Resources Corp.	4,940	246,358
Northwest Natural Holding Co.	1,670	119,271
ONE Gas, Inc.	3,040	277,187
South Jersey Industries, Inc.	5,050	171,953
Southwest Gas Corp.	2,660	236,501
Spire, Inc.	2,930	241,461
UGI Corp.	11,460	585,491
		2,188,532

HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
AngioDynamics, Inc.(a)	13,300	271,054
Avanos Medical, Inc.(a)	7,680	312,730
Cantel Medical Corp.	1,957	180,592
Cardiovascular Systems, Inc.(a)	9,610	440,426
CONMED Corp.	5,450	476,058
CryoLife, Inc.(a)	4,810	138,624
Cutera, Inc.(a)	1,240	31,694
Globus Medical, Inc., Class A(a)	10,290	469,018
Haemonetics Corp.(a)	3,490	426,059
Heska Corp.(a)	2,010	161,081
Hill-Rom Holdings, Inc.	3,630	387,103
ICU Medical, Inc.(a)	1,004	255,458

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Inogen, Inc.(a)	990	$60,885
Integer Holdings Corp.(a)	3,610	315,983
Integra LifeSciences Holdings Corp.(a)	6,540	414,571
Invacare Corp.	26,900	143,915
Lantheus Holdings, Inc.(a)	2,370	53,609
LeMaitre Vascular, Inc.	1,180	39,046
LivaNova PLC(a)	4,150	319,758
Masimo Corp.(a)	3,400	536,690
Meridian Bioscience, Inc.	6,500	77,675
Merit Medical Systems, Inc.(a)	4,855	191,578
Natus Medical, Inc.(a)	2,130	66,179
Neogen Corp.(a)	5,879	419,761
NuVasive, Inc.(a)	2,880	191,808
OraSure Technologies, Inc.(a)	4,780	39,913
Orthofix Medical, Inc.(a)	1,230	65,744
STERIS PLC	5,790	861,899
Surmodics, Inc.(a)	2,650	110,505
Tactile Systems Technology, Inc.(a)	6,820	393,787
Varex Imaging Corp.(a)	2,520	80,111
West Pharmaceutical Services, Inc.	3,950	542,217
		8,475,531

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Acadia Healthcare(a)	9,910	316,525
Addus HomeCare Corp.(a)	1,770	142,644
Amedisys, Inc.(a)	4,049	558,317
AMN Healthcare Services, Inc.(a)	4,370	233,271
BioTelemetry, Inc.(a)	3,100	145,545
Chemed Corp.	1,261	511,197
CorVel Corp.(a)	2,100	178,920
Covetrus, Inc.(a)	5,610	132,789
Cross Country Healthcare, Inc.(a)	30,730	291,628
Diplomat Pharmacy, Inc.(a)	16,130	85,005
Encompass Health Corp.	7,660	489,014
Ensign Group, Inc. (The)	5,770	347,700
HealthEquity, Inc.(a)	2,990	245,120
LHC Group, Inc.(a)	1,710	216,452
Magellan Health Services, Inc.(a)	6,800	478,312
Molina Healthcare, Inc.(a)	4,905	651,286
Owens & Minor, Inc.	24,315	65,894
Patterson Cos., Inc.	13,610	269,478
Providence Service Corp. (The)(a)	560	31,214
Select Medical Holdings Corp.(a)	9,990	167,233
Tivity Health, Inc.(a)	6,923	120,806
U.S. Physical Therapy, Inc.	800	103,264
		5,781,614

	Shares	Value

HEALTH CARE TECHNOLOGY (0.7%)
Allscripts Healthcare Solutions, Inc.(a)	9,606	$98,942
Computer Programs & Systems, Inc.	890	22,971
HealthStream, Inc.(a)	1,710	48,290
HMS Holdings Corp.(a)	9,320	325,268
Medidata Solutions, Inc.(a)	3,330	304,262
NextGen Healthcare, Inc.(a)	8,360	136,770
Omnicell, Inc.(a)	4,220	317,386
Tabula Rasa HealthCare, Inc.(a)	5,550	334,499
		1,588,388

HOTELS, RESTAURANTS & LEISURE (2.2%)
Biglari Holdings, Inc., Class A(a)	1	320
Cracker Barrel Old Country Store, Inc.	1,570	272,725
DineEquity, Inc.	2,200	180,598
Domino’s Pizza, Inc.	2,945	720,141
Dunkin’ Brands Group, Inc.	5,390	432,062
El Pollo Loco Holdings, Inc.(a)	11,850	116,604
Fiesta Restaurant Group, Inc.(a)	1,980	18,909
International Speedway Corp., Class A	1,850	83,398
Jack in the Box, Inc.	1,750	125,702
Marriott Vacations Worldwide Corp.	3,816	390,110
Papa John’s International, Inc.	1,490	66,186
Shake Shack, Inc., Class A(a)	8,080	603,253
Six Flags Entertainment Corp.	4,310	227,697
Wendy’s Co. (The)	21,230	386,174
Wingstop, Inc.	5,590	534,348
Wyndham Hotels & Resorts, Inc.	8,260	467,103
Wyndham Worldwide Corp.	6,630	312,008
		4,937,338

HOUSEHOLD DURABLES (3.2%)
Cavco Industries, Inc.(a)	1,490	264,251
Century Communities, Inc.(a)	17,320	477,512
Ethan Allen Interiors, Inc.	6,560	135,005
Helen of Troy Ltd.(a)	2,620	388,494
Installed Building Products, Inc.(a)	1,350	71,928
iRobot Corp.(a)	4,540	331,874
KB Home	21,960	576,889
La-Z-Boy, Inc.	2,770	91,382
LGI Homes, Inc.(a)	3,470	243,906
M.D.C Holdings, Inc.	11,072	400,142
M/I Homes, Inc.(a)	18,080	639,490
Meritage Homes Corp.(a)	10,310	647,571
NVR, Inc.(a)	198	662,140
Tempur-Pedic International, Inc.(a)	2,580	206,968

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Toll Brothers, Inc.	14,740	$530,198
TopBuild Corp.(a)	3,800	308,294
TRI Pointe Group, Inc.(a)	30,960	423,842
Tupperware Brands Corp.	3,250	49,758
Universal Electronics, Inc.(a)	920	39,394
William Lyon Homes, Class A(a)	33,950	666,778
		7,155,816

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	770	23,393
Central Garden & Pet Co., Class A(a)	4,730	130,312
Energizer Holdings, Inc.	3,630	152,750
WD-40 Co.	1,952	354,405
		660,860

INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	3,090	445,609
Raven Industries, Inc.	4,580	165,979
		611,588

INSURANCE (4.4%)
Alleghany Corp.(a)	1,087	745,388
Ambac Financial Group, Inc.(a)	13,530	246,517
American Equity Investment Life Holding Co.	5,750	148,350
American Financial Group, Inc.	3,470	355,259
AMERISAFE, Inc.	1,150	74,819
Brighthouse Financial, Inc.(a)	12,850	503,334
Brown & Brown, Inc.	16,380	588,533
CNO Financial Group, Inc.	21,380	361,536
eHealth, Inc.(a)	3,830	397,362
Employers Holdings, Inc.	1,950	85,605
First American Financial Corp.	8,840	511,129
Genworth Financial, Inc., Class A(a)	34,100	136,059
Hanover Insurance Group, Inc. (The)	2,070	268,500
HCI Group, Inc.	4,060	162,765
Horace Mann Educators Corp.	4,250	184,620
James River Group Holdings Ltd.	1,860	88,964
Kemper Corp.	3,292	289,762
Mercury General Corp.	1,610	91,303
Old Republic International Corp.	23,700	540,597
Primerica, Inc.	4,680	574,189
ProAssurance Corp.	3,240	126,652
Reinsurance Group of America, Inc.	4,810	749,975
RenaissanceRe Holdings Ltd.	2,410	436,571
RLI Corp.	4,760	429,019
Safety Insurance Group, Inc.	600	59,196
Selective Insurance Group, Inc.	3,370	253,424
Stewart Information Services Corp.	4,900	185,367

	Shares	Value

Third Point Reinsurance Ltd.(a)	18,420	$185,674
United Fire Group, Inc.	5,240	273,895
United Insurance Holdings Corp.	2,090	23,680
Universal Insurance Holdings, Inc.	6,320	156,799
W.R. Berkley Corp.	8,295	575,590
		9,810,433

INTERACTIVE MEDIA & SERVICES (0.3%)
Care.com, Inc.(a)	14,990	164,290
Cars.com, Inc.(a)	4,230	80,370
QuinStreet, Inc.(a)	10,720	174,629
Yelp, Inc.(a)	7,950	278,648
		697,937

INTERNET & DIRECT MARKETING RETAIL (0.2%)
Liquidity Services, Inc.(a)	26,310	171,541
PetMed Express, Inc.	1,410	24,492
Shutterfly, Inc.(a)	2,120	107,463
Shutterstock, Inc.	1,230	47,195
Stamps.com, Inc.(a)	2,020	96,455
		447,146

IT SERVICES (2.5%)
CACI International, Inc., Class A(a)	1,947	418,897
Cardtronics PLC, Class A(a)	7,450	212,176
CoreLogic, Inc.(a)	5,250	239,243
CSG Systems International, Inc.	1,980	101,455
EVERTEC, Inc.	3,390	108,548
ExlService Holdings, Inc.(a)	2,170	149,274
KBR, Inc.	8,960	236,365
LiveRamp Holdings, Inc.(a)	8,080	425,735
ManTech International Corp., Class A	1,670	114,863
MAXIMUS, Inc.	6,330	465,318
NIC, Inc.	4,870	88,342
Perficient, Inc.(a)	14,160	483,847
Perspecta, Inc.	11,370	265,262
Sabre Corp.	21,640	508,756
Science Applications International Corp.	2,784	237,670
Sykes Enterprises, Inc.(a)	5,800	164,082
TTEC Holdings, Inc.	950	44,574
Unisys Corp.(a)	27,550	341,345
Virtusa Corp.(a)	4,790	214,017
WEX, Inc.(a)	3,042	663,369
		5,483,138

LEISURE PRODUCTS (0.5%)
Brunswick Corp.	4,860	238,918
Callaway Golf Co.	5,740	105,272

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Mattel, Inc.(a)	12,450	$181,770
Nautilus, Inc.(a)	2,140	4,130
Polaris Industries, Inc.	3,190	301,997
Sturm Ruger & Co., Inc.	980	55,370
Vista Outdoor, Inc.(a)	29,160	209,952
		1,097,409

LIFE SCIENCES TOOLS & SERVICES (1.5%)
Bio-Rad Laboratories, Inc., Class A(a)	1,585	499,116
Bio-Techne Corp.	2,124	446,359
Cambrex Corp.(a)	1,960	85,848
Luminex Corp.	13,350	290,096
Medpace Holdings, Inc.(a)	7,230	569,435
NeoGenomics, Inc.(a)	27,590	672,368
PRA Health Sciences, Inc.(a)	5,750	574,482
Syneos Health, Inc.(a)	3,440	175,750
		3,313,454

MACHINERY (4.8%)
Actuant Corp., Class A	3,220	73,738
AGCO Corp.	6,080	468,160
Alamo Group, Inc.	460	45,029
Albany International Corp., Class A	3,050	262,270
Astec Industries, Inc.	3,870	126,510
Barnes Group, Inc.	2,740	142,590
Briggs & Stratton Corp.	16,520	157,436
Chart Industries, Inc.(a)	1,680	126,890
CIRCOR International, Inc.(a)	4,860	184,680
Colfax Corp.(a)	12,410	343,509
Crane Co.	2,460	205,902
Donaldson Co., Inc.	7,140	356,643
EnPro Industries, Inc.	860	61,094
ESCO Technologies, Inc.	3,070	256,529
Federal Signal Corp.	3,170	98,746
Franklin Electric Co., Inc.	6,030	282,566
Graco, Inc.	9,530	458,202
Greenbrier Cos., Inc. (The)	5,730	165,654
Harsco Corp.(a)	12,610	295,831
Hillenbrand, Inc.	3,420	115,220
IDEX Corp.	4,770	802,410
ITT, Inc.	8,180	510,596
John Bean Technologies Corp.	1,755	208,248
Kennametal, Inc.	7,740	267,649
Lincoln Electric Holdings, Inc.	2,970	251,024
Lindsay Corp.	500	45,610
Lydall, Inc.(a)	12,930	305,148
Mueller Industries, Inc.	6,100	184,159
Nordson Corp.	2,790	395,231

	Shares	Value

Oshkosh Truck Corp.	5,220	$436,235
Proto Labs, Inc.(a)	2,900	301,890
SPX Corp.(a)	9,770	340,973
SPX FLOW, Inc.(a)	4,690	190,226
Standex International Corp.	440	30,963
Tennant Co.	790	60,127
Terex Corp.	6,970	212,237
Timken Co. (The)	5,690	260,090
Titan International, Inc.	38,180	144,320
Toro Co. (The)	5,970	434,735
Trinity Industries, Inc.	18,050	353,780
Wabash National Corp.	16,450	260,404
Watts Water Technologies, Inc., Class A	1,250	116,038
Woodward, Inc.	4,150	464,966
		10,804,258

MARINE (0.3%)
Kirby Corp.(a)	2,890	226,460
Matson, Inc.	8,640	353,463
		579,923

MEDIA (1.0%)
Cable One, Inc.	324	394,243
EW Scripps Co. (The), Class A	12,080	185,186
Gannett Co., Inc.	30,630	313,958
John Wiley & Sons, Inc., Class A	2,750	125,153
Meredith Corp.	2,220	121,789
New Media Investment Group, Inc.	18,320	197,306
New York Times Co. (The), Class A	15,250	544,120
Scholastic Corp.	2,070	70,732
TechTarget(a)	1,140	26,243
TEGNA, Inc.	14,110	214,331
		2,193,061

METALS & MINING (2.1%)
AK Steel Holding Corp.(a)	33,160	93,511
Allegheny Technologies, Inc.(a)	19,280	419,726
Carpenter Technology Corp.	5,470	246,205
Century Aluminum Co.(a)	33,720	242,447
Commercial Metals Co.	17,330	303,448
Compass Minerals International, Inc.	1,660	92,711
Haynes International, Inc.	690	20,534
Kaiser Aluminum Corp.	3,420	329,243
Materion Corp.	1,030	63,994
Olympic Steel, Inc.	21,180	266,444
Reliance Steel & Aluminum Co.	6,540	653,673
Royal Gold, Inc.	3,370	385,697
Steel Dynamics, Inc.	15,930	501,954

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

SunCoke Energy, Inc.(a)	33,780	$256,390
TimkenSteel Corp.(a)	29,925	209,176
United States Steel Corp.	27,140	407,914
Worthington Industries, Inc.	4,380	176,164
		4,669,231

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.6%)
Apollo Commercial Real Estate Finance, Inc.	13,230	248,989
Armour Residential REIT, Inc.	3,570	63,796
Capstead Mortgage Corp.	12,450	104,953
Granite Point Mortgage Trust, Inc.	2,090	39,919
Invesco Mortgage Capital, Inc.	13,180	217,206
New York Mortgage Trust, Inc.	22,560	137,842
Pennymac Mortgage Investment Trust	9,690	213,471
Redwood Trust, Inc.	16,230	274,611
		1,300,787

MULTILINE RETAIL (0.5%)
Big Lots, Inc.	8,870	227,072
Dillard’s, Inc., Class A	6,190	450,508
J.C. Penney Co., Inc.(a)	157,380	125,196
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,980	252,376
		1,055,152

MULTI-UTILITIES (0.5%)
Avista Corp.	3,820	175,835
Black Hills Corp.	5,230	413,954
MDU Resources Group, Inc.	11,290	301,895
NorthWestern Corp.	3,010	210,459
		1,102,143

OIL, GAS & CONSUMABLE FUELS (2.7%)
Bonanza Creek Energy, Inc.(a)	1,110	24,198
Callon Petroleum Co.(a)	41,840	205,853
Carrizo Oil & Gas, Inc.(a)	16,810	160,199
Chesapeake Energy Corp.(a)	70,440	127,496
CNX Resources Corp.(a)	36,560	300,523
CONSOL Energy, Inc.(a)	1,637	35,179
Denbury Resources, Inc.(a)	165,270	186,755
EQT Corp.	20,620	311,568
Equitrans Midstream Corp.	22,400	371,616
Green Plains Renewable Energy, Inc.	23,090	232,978
Gulfport Energy Corp.(a)	27,570	104,215
HighPoint Resources Corp.(a)	106,540	133,175
Laredo Petroleum, Inc.(a)	39,830	132,236
Matador Resources Co.(a)	6,450	113,714
Murphy Oil Corp.	18,190	437,288
Oasis Petroleum, Inc.(a)	32,030	155,986

	Shares	Value

Par Pacific Holdings, Inc.(a)	14,690	$338,751
PBF Energy, Inc., Class A	6,880	192,158
PDC Energy, Inc.(a)	3,160	90,787
Penn Virginia Corp.(a)	5,720	195,853
QEP Resources, Inc.(a)	46,370	229,531
Range Resources Corp.	26,220	149,192
Renewable Energy Group, Inc.(a)	20,710	281,449
REX American Resources Corp.(a)	2,110	157,406
Ring Energy, Inc.(a)	12,630	30,944
SM Energy Co.	15,090	150,447
Southwestern Energy Co.(a)	30,940	68,068
SRC Energy, Inc.(a)	34,460	140,597
Unit Corp.(a)	4,250	27,625
Whiting Petroleum Corporation(a)	4,650	82,212
World Fuel Services Corp.	15,460	603,558
WPX Energy, Inc.(a)	22,140	231,142
		6,002,699

PAPER & FOREST PRODUCTS (0.9%)
Boise Cascade Co.	13,700	369,900
Clearwater Paper Corp.(a)	14,390	282,476
Domtar Corp.	7,870	334,082
Louisiana-Pacific Corp.	8,600	224,804
Mercer International, Inc.	20,370	265,421
Neenah Paper, Inc.	730	47,968
P.H. Glatfelter Co.	29,000	473,280
		1,997,931

PERSONAL PRODUCTS (0.7%)
Avon Products, Inc.(a)	190,960	811,580
Edgewell Personal Care Co.(a)	3,310	100,723
Inter Parfums, Inc.	4,130	286,127
Medifast, Inc.	2,980	332,717
Nu Skin Enterprises, Inc., Class A	3,030	121,139
		1,652,286

PHARMACEUTICALS (0.9%)
Akorn, Inc.(a)	11,600	43,152
Amphastar Pharmaceuticals, Inc.(a)	6,830	137,624
ANI Pharmaceuticals, Inc.(a)	430	36,374
Assertio Therapeutics, Inc.(a)	27,700	95,011
Catalent, Inc.(a)	8,360	472,256
Corcept Therapeutics, Inc.(a)	15,910	179,147
ENDO International PLC(a)	28,050	88,919
Innoviva, Inc.(a)	19,410	230,591
Lannett Co., Inc.(a)	21,070	148,965
Mallinckrodt PLC(a)	20,330	138,447
Phibro Animal Health Corp., Class A	1,400	43,582

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Prestige Consumer Healthcare, Inc.(a)	3,480	$120,408
Supernus Pharmaceuticals, Inc.(a)	10,460	349,050
		2,083,526

PROFESSIONAL SERVICES (1.4%)
ASGN, Inc.(a)	5,490	346,145
Exponent, Inc.	5,240	360,512
Forrester Research, Inc.	2,410	114,065
FTI Consulting, Inc.(a)	2,120	221,434
Heidrick & Struggles International, Inc.	1,230	36,531
Insperity, Inc.	3,450	366,907
Kelly Services, Inc., Class A	18,660	519,308
Korn Ferry	3,660	143,765
Manpower, Inc.	6,720	613,872
Navigant Consulting, Inc.	2,970	72,349
Resources Connection, Inc.	3,150	55,440
TrueBlue, Inc.(a)	9,770	193,153
WageWorks, Inc.(a)	2,290	117,179
		3,160,660

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Jones Lang LaSalle, Inc.	3,468	505,253
Marcus & Millichap, Inc.(a)	4,600	152,720
RE/MAX Holdings, Inc., Class A	1,160	33,733
Realogy Holdings Corp.	25,300	131,813
		823,519

ROAD & RAIL (1.4%)
ArcBest Corp.	8,220	246,025
Avis Budget Group, Inc.(a)	10,400	378,456
Genesee & Wyoming, Inc., Class A(a)	3,040	333,822
Heartland Express, Inc.	2,973	58,984
Knight-Swift Transportation Holdings, Inc.	12,460	446,566
Landstar System, Inc.	2,120	235,892
Marten Transport Ltd.	2,936	58,926
Old Dominion Freight Line, Inc.	3,620	604,468
Ryder System, Inc.	9,230	491,590
Saia, Inc.(a)	1,350	103,005
Werner Enterprises, Inc.	4,420	146,523
		3,104,257

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Advanced Energy Industries, Inc.(a)	1,970	115,048
Axcelis Technologies, Inc.(a)	2,280	36,594
Brooks Automation, Inc.	8,150	316,220
Cabot Microelectronics Corp.	3,140	381,981
CEVA, Inc.(a)	1,520	42,226
Cirrus Logic, Inc.(a)	3,510	172,165
Cohu, Inc.	2,960	44,874

	Shares	Value

Cree, Inc.(a)	5,670	$352,561
Cypress Semiconductor Corp.	27,940	641,782
Diodes, Inc.(a)	2,080	88,608
DSP Group, Inc.(a)	1,120	18,054
First Solar, Inc.(a)	4,110	265,054
FormFactor, Inc.(a)	4,750	79,705
Ichor Holdings Ltd.(a)	8,840	222,856
Kopin Corp.(a)	11,930	13,839
Kulicke & Soffa Industries, Inc.	4,140	93,688
MaxLinear, Inc.(a)	3,840	84,403
MKS Instruments, Inc.	2,760	234,959
Monolithic Power Systems, Inc.	2,170	321,507
Nanometrics, Inc.(a)	12,060	378,443
PDF Solutions, Inc.(a)	1,270	16,954
Photronics, Inc.(a)	19,770	190,385
Power Integrations, Inc.	1,440	131,141
Rambus, Inc.(a)	9,760	121,610
Rudolph Technologies, Inc.(a)	2,150	57,878
Semtech Corp.(a)	7,820	413,443
Silicon Laboratories, Inc.(a)	3,140	352,339
SMART Global Holdings, Inc.(a)	700	21,308
SolarEdge Technologies, Inc.(a)	2,470	161,118
Synaptics, Inc.(a)	1,900	61,142
Teradyne, Inc.	10,000	557,300
Ultra Clean Holdings, Inc.(a)	46,170	673,620
Universal Display Corp.	2,320	489,706
Veeco Instruments, Inc.(a)	3,669	43,698
Versum Materials, Inc.	6,270	325,915
Xperi Corp.	2,950	62,982
		7,585,106

SOFTWARE (2.8%)
8x8, Inc.(a)	10,860	262,486
ACI Worldwide, Inc.(a)	9,060	304,054
Agilysys, Inc.(a)	6,570	161,162
Alarm.com Holdings, Inc.(a)	2,040	101,816
Blackbaud, Inc.	2,650	241,150
Bottomline Technologies DE, Inc.(a)	7,330	308,520
CDK Global, Inc.	7,110	368,796
CommVault Systems, Inc.(a)	5,450	247,648
Ebix, Inc.	1,380	63,521
Fair Isaac Corp.(a)	2,408	836,587
J2 Global, Inc.	4,580	408,032
LivePerson, Inc.(a)	3,270	108,531
LogMeIn, Inc.	2,660	202,080
Manhattan Associates, Inc.(a)	3,830	325,512
MicroStrategy, Inc., Class A(a)	509	69,596

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Monotype Imaging Holdings, Inc.	2,060	$41,138
OneSpan, Inc.(a)	1,650	24,123
Progress Software Corp.	2,800	121,212
PTC, Inc.(a)	7,310	495,472
Qualys, Inc.(a)	1,870	161,867
SPS Commerce, Inc.(a)	3,770	421,599
Teradata Corp.(a)	6,920	253,411
TiVo Corp.	13,973	105,915
Tyler Technologies, Inc.(a)	2,213	516,404
		6,150,632

SPECIALTY RETAIL (5.0%)
Aaron’s, Inc.	3,950	249,048
Abercrombie & Fitch Co., Class A	14,940	282,814
American Eagle Outfitters, Inc.	10,920	193,175
Asbury Automotive Group, Inc.(a)	1,190	109,575
Ascena Retail Group, Inc.(a)	170,303	75,649
AutoNation, Inc.(a)	12,590	612,881
Barnes & Noble Education, Inc.(a)	27,800	97,300
Barnes & Noble, Inc.	18,510	120,685
Bed Bath & Beyond, Inc.	40,350	391,798
Boot Barn Holdings, Inc.(a)	1,330	41,616
Buckle, Inc. (The)	2,025	41,209
Caleres, Inc.	8,635	162,165
Cato Corp., Class A (The)	17,760	255,211
Chico’s FAS, Inc.	59,790	190,730
Children’s Place Retail Stores, Inc. (The)	2,650	258,826
Conn’s, Inc.(a)	10,610	220,688
Designer Brands, Inc., Class A	4,420	81,240
Dick’s Sporting Goods, Inc.	9,780	363,523
Express, Inc.(a)	63,960	157,981
Five Below, Inc.(a)	3,130	367,650
GameStop Corp., Class A	13,810	55,516
Genesco, Inc.(a)	8,100	318,978
Group 1 Automotive, Inc.	8,070	677,557
Guess?, Inc.	16,740	282,069
Haverty Furniture Cos., Inc.	8,640	156,470
Hibbett Sports, Inc.(a)	25,960	477,664
Kirkland’s, Inc.(a)	21,820	37,312
Lithia Motors, Inc., Class A	4,780	630,386
Lumber Liquidators Holdings, Inc.(a)	19,890	174,435
MarineMax, Inc.(a)	12,800	197,632
Michaels Cos., Inc. (The)(a)	6,250	42,938
Monro Muffler Brake, Inc.	3,525	296,840
Office Depot, Inc.	156,666	319,599
Rent-A-Center, Inc.(a)	13,640	368,689
RH(a)	990	138,006

	Shares	Value

Sally Beauty Holdings, Inc.(a)	7,800	$107,172
Shoe Carnival, Inc.	7,710	195,680
Signet Jewelers Ltd.	5,450	98,863
Sleep Number Corp.(a)	7,360	361,891
Sonic Automotive, Inc., Class A	28,830	794,843
Tailored Brands, Inc.	22,320	108,698
Tile Shop Holdings, Inc.	3,740	9,687
Urban Outfitters, Inc.(a)	12,120	288,577
Vitamin Shoppe, Inc.(a)	43,940	194,215
Williams-Sonoma, Inc.	4,560	304,061
Zumiez, Inc.(a)	10,480	259,590
		11,171,132

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.3%)
3D Systems Corp.(a)	19,660	177,333
Cray, Inc.(a)	2,470	85,561
Diebold, Inc.(a)	4,830	67,186
NCR Corp.(a)	7,520	254,251
		584,331

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Carter’s, Inc.	2,520	234,410
Crocs, Inc.(a)	9,170	209,534
Deckers Outdoor Corp.(a)	3,210	501,659
Fossil Group, Inc.(a)	7,970	87,989
G-III Apparel Group Ltd.(a)	5,200	149,032
Kontoor Brands, Inc.(a)	4,770	139,904
Movado Group, Inc.	1,320	34,756
Oxford Industries, Inc.	840	61,480
Skechers U.S.A., Inc., Class A(a)	8,070	306,176
Steven Madden Ltd.	5,225	180,315
Unifi, Inc.(a)	5,370	100,473
Vera Bradley, Inc.(a)	10,800	126,900
Wolverine World Wide, Inc.	5,950	161,542
		2,294,170

THRIFTS & MORTGAGE FINANCE (0.8%)
Axos Financial, Inc.(a)	3,480	101,999
Dime Community Bancshares, Inc.	1,490	30,068
Flagstar Bancorp, Inc.	1,300	44,824
HomeStreet, Inc.(a)	2,140	62,103
LendingTree, Inc.(a)	992	319,960
Meta Financial Group, Inc.	2,350	72,544
New York Community Bancorp, Inc.	38,440	443,213
NMI Holdings, Inc., Class A(a)	4,000	99,520
Northfield Bancorp, Inc.	4,980	77,937
Northwest Bancshares, Inc.	3,450	59,168

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Oritani Financial Corp.	2,820	$51,042
Provident Financial Services, Inc.	3,730	90,191
TrustCo Bank Corp. NY	3,990	32,319
Walker & Dunlop, Inc.	1,500	87,510
Washington Federal, Inc.	6,110	223,504
		1,795,902

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies, Inc.	1,980	120,463
DXP Enterprises, Inc.(a)	7,370	250,211
GATX Corp.	1,950	149,877
GMS, Inc.(a)	18,070	406,756
Kaman Corp.	1,690	107,146
MSC Industrial Direct Co., Inc., Class A	2,290	162,704
NOW, Inc.(a)	7,070	86,608
Veritiv Corp.(a)	10,570	184,129
Watsco, Inc.	1,830	297,595
		1,765,489

WATER UTILITIES (0.3%)
American States Water Co.	2,020	156,489
Aqua America, Inc.	9,792	410,775
California Water Service Group	2,820	150,560
		717,824

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	2,630	34,164
Telephone & Data Systems, Inc.	12,290	397,458
		431,622
TOTAL COMMON STOCKS
(COST $205,513,144)		221,477,682

	Shares	Value

MONEY MARKET FUND (0.7%)
Northern Institutional Treasury Portfolio (Premier Class), 2.17%(b)	1,551,582	$1,551,582
TOTAL MONEY MARKET FUND
(COST $1,551,582)		1,551,582

RIGHT (0.0%)

CHEMICALS (0.0%)

Schulman, Inc. CVR(a)	3,980	—
TOTAL RIGHT
(COST $—)		—

TOTAL INVESTMENTS
(COST $207,064,726) 100.1%		223,029,264

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(126,524)

NET ASSETS 100.0%		$222,902,740

Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a)       Represents non-income producing security.

(b)       7-day current yield as of July 31, 2019 is disclosed.

CVR — Contigency Valued Right

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	13.2%
U.S. Treasury Obligations	10.5
Banks	8.0
U.S. Government Agency Mortgage-Backed Obligations	5.5
Semiconductors & Semiconductor Equipment	4.8
Biotechnology	4.8
Oil, Gas & Consumable Fuels	4.6
Money Market Fund	4.5
Aerospace & Defense	3.9
Food Products	3.9
Capital Markets	2.8
Specialty Retail	2.6
Consumer Finance	2.5
Municipal Bonds	2.3
Beverages	2.1
IT Services	2.1
Software	2.0
Insurance	1.6
Commercial Services & Supplies	1.5
Health Care Providers & Services	1.3

Industry Diversification	Percent*
Air Freight & Logistics	1.3%
Road & Rail	1.3
Chemicals	1.3
Diversified Telecommunication Services	1.3
Industrial Conglomerates	1.3
Technology Hardware, Storage & Peripherals	1.2
Hotels, Restaurants & Leisure	1.0
Electric Utilities	0.9
Machinery	0.8
Communications Equipment	0.8
Multiline Retail	0.6
Electronic Equipment, Instruments & Components	0.6
Food & Staples Retailing	0.6
Household Durables	0.6
Pharmaceuticals	0.5
Internet & Direct Marketing Retail	0.3
Equity Real Estate Investment Trusts	0.2
Thrifts & Mortgage Finance	0.2
Total Investments	99.3%

*       Percentages indicated are based on net assets as of July 31, 2019.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

	Principal
	Amount	Value

CORPORATE BONDS (61.9%)

AEROSPACE & DEFENSE (3.9%)
Arconic, Inc., 5.87%, 2/23/22	$2,000,000	$2,139,400
General Dynamics Corp., 3.75%, 5/15/28, (Callable 2/15/28 @ 100)	1,000,000	1,092,482
United Technologies Corp., 3.10%, 6/1/22	1,000,000	1,021,364
United Technologies Corp., 4.12%, 11/16/28, (Callable 8/16/28 @ 100)	2,000,000	2,210,178
		6,463,424

AIR FREIGHT & LOGISTICS (1.3%)
FedEx Corp., 4.00%, 1/15/24	2,000,000	2,124,756

BANKS (7.8%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,544,146
Citigroup, Inc., 6.62%, 6/15/32	1,000,000	1,301,312
HSBC Bank USA, NA, 4.88%, 8/24/20	2,000,000	2,048,204
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,031,810
KeyCorp, 5.10%, 3/24/21	2,000,000	2,085,764
Manufacturers & Traders Trust Co., 3.16% (US0003M + 64 bps), 12/1/21, (Callable 9/3/19 @ 100)(a)	1,150,000	1,148,517
US Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,548,657
		12,708,410

BEVERAGES (2.1%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,494,556

BIOTECHNOLOGY (4.8%)
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,564,875
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,115,680
Celgene Corp., 3.87%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,063,495
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,042,586
		7,786,636

CAPITAL MARKETS (2.8%)
Charles Schwab Corp. (The), 4.45%, 7/22/20	1,250,000	1,276,345
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,758,399
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,571,482
		4,606,226

CHEMICALS (1.3%)
Ecolab, Inc., 4.35%, 12/8/21	2,000,000	2,092,450

COMMERCIAL SERVICES & SUPPLIES (1.3%)
Waste Management, Inc., 3.45%, (Callable 3/15/29 @ 100)	2,000,000	2,105,428

	Principal
	Amount	Value

COMMUNICATIONS EQUIPMENT (0.8%)
Cisco Systems, Inc., 4.45%, 1/15/20	$500,000	$504,942
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	775,646
		1,280,588

CONSUMER FINANCE (2.5%)
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	1,000,000	1,036,551
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	1,051,191
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,085,480
		4,173,222

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,075,742

ELECTRIC UTILITIES (0.9%)
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,520,508

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,038,679

FOOD & STAPLES RETAILING (0.6%)
Walmart, Inc., 4.25%, 4/15/21	1,000,000	1,036,892

FOOD PRODUCTS (3.9%)
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	2,000,000	2,177,504
J.M. Smucker Co. (The), 3.50%, 10/15/21	500,000	510,373
Kraft Heinz Foods Co., 5.37%, 2/10/20	1,500,000	1,520,617
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,109,088
		6,317,582

HEALTH CARE PROVIDERS & SERVICES (1.3%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,046,427
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,081,567
		2,127,994
HOTELS, RESTAURANTS & LEISURE (1.0%)
McDonald’s Corp., 3.70%, 1/30/26, (Callable 10/30/25 @ 100)	1,500,000	1,600,055

HOUSEHOLD DURABLES (0.6%)
Newell Brands, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,017,673

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

	Principal
	Amount	Value

INDUSTRIAL CONGLOMERATES (1.3%)
Honeywell International, Inc., 4.25%,3/1/21	$2,000,000	$2,061,872

INSURANCE (1.3%)
Prudential Financial, Inc., 5.88% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,137,540

IT SERVICES (2.1%)
Fiserv, Inc., 4.20%, 10/1/28, (Callable 7/1/28 @ 100)	1,000,000	1,091,908
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	2,376,398
		3,468,306
MACHINERY (0.6%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,029,715

MULTILINE RETAIL (0.6%)
Target Corp., 3.50%, 7/1/24	1,000,000	1,060,740

OIL, GAS & CONSUMABLE FUELS (4.6%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	732,273
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	1,000,000	1,139,194
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,534,232
Occidental Petroleum Corp., 3.12%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,012,463
Valero Energy Corp., 4.00%, 4/1/29, (Callable 1/1/29 @ 100)	3,000,000	3,129,453
		7,547,615

PHARMACEUTICALS (0.5%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	855,950

ROAD & RAIL (1.3%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,096,072

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Applied Materials, Inc., 4.30%, 6/15/21	1,000,000	1,038,467
Intel Corp., 4.00%, 12/15/32	2,000,000	2,296,266
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,539,616
		7,874,349

SOFTWARE (2.0%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	2,119,498
salesforce.com, Inc., 3.70%, 4/11/28, (Callable 1/11/28 @ 100)	1,000,000	1,082,153
		3,201,651

	Principal
	Amount	Value

SPECIALTY RETAIL (2.6%)
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	$2,000,000	$2,127,704
Lowe’s Cos., Inc., 3.65%, (Callable 1/5/29 @ 100)	1,000,000	1,046,166
Lowe’s Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,028,841
		4,202,711

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.2%)
Western Digital Corp., 4.75%, 2/15/26, (Callable 11/15/25 @ 100)	1,000,000	988,750
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,022,320
		2,011,070
THRIFTS & MORTGAGE FINANCE (0.2%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 8/25/19 @ 100)(a)	331,352	338,830
TOTAL CORPORATE BONDS (COST $99,242,909)		101,457,242

	Shares
MONEY MARKET FUND (4.5%)
Northern Institutional Treasury Portfolio (Premier Class), 2.17%(b)	7,333,323	$7,333,323
TOTAL MONEY MARKET FUND (COST $7,333,323)		7,333,323
	Principal
	Amount
MUNICIPAL BONDS (2.3%)
New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, 5.72%, 5/1/30, (Callable 5/1/20 @ 100)	$1,500,000	$1,538,850
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, Build America Bonds, 5.12%, 1/1/20	450,000	454,811
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	156,173
The City of New York, Build America Bonds, GO, 5.68%, 10/1/34, (Callable 10/1/19 @ 100)	1,000,000	1,005,380
The University of Texas System Revenue, Build America Bonds, 6.28%, 8/15/41, (Callable 8/15/19 @ 100)	625,000	625,862
TOTAL MUNICIPAL BONDS (COST $3,879,501)		3,781,076

U.S. GOVERNMENT AGENCIES (13.2%)
Federal Farm Credit Bank 1.08%, 8/15/19	1,000,000	999,482

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

	Principal
	Amount	Value

2.09%, 9/8/26	$500,000	$493,889
3.00%, 11/25/30	1,000,000	1,053,125
		2,546,496

Federal Home Loan Bank
1.75%, 6/29/22(c) (Step to 2.00% on 6/29/20)	1,000,000	1,000,035
2.24%, 11/29/22	1,000,000	1,000,019
2.25%, 7/26/27(c) (Step to 2.50% on 7/26/20)	1,000,000	993,212
2.50%, 5/23/22(c)	1,000,000	1,017,220
2.60%, 5/22/24(c) (Step to 2.75% on 11/22/21)	3,000,000	3,001,092
2.94%, 4/15/26	2,000,000	2,004,364
3.50%, 7/29/21	2,000,000	2,060,976
		11,076,918

Federal Home Loan Mortgage Corp.
1.50%, 2/26/21(c) (Step to 2.00% on 8/26/19)	500,000	499,151
2.00%, 8/17/21(c)	1,000,000	997,377
2.00%, 7/27/21(c) (Step to 3.50% on 7/27/20)	500,000	498,539
2.00%, 12/29/22(c) (Step to 2.50% on 12/29/19)	1,000,000	1,000,233
2.25%, 2/28/22	1,000,000	1,000,082
2.50%, 3/29/22(c)	1,000,000	1,014,398
2.50%, 4/15/24(c) (Step to 2.63% on 4/15/20)	1,000,000	1,002,409
		6,012,189

Federal National Mortgage Association
1.51%, 9/30/21	1,000,000	990,484
1.53%, 4/12/22	1,000,000	988,362
		1,978,846
TOTAL U.S. GOVERNMENT AGENCIES (COST $21,519,307)		21,614,449

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (5.5%)
Federal Home Loan Mortgage Corp.
3.50%, 2/1/34	1,342,986	1,387,366
4.00%, 12/15/25	2,500,000	2,647,445
4.65% (US0012M + 179 bps), 10/1/37	61,854	64,931
4.75% (H15T1Y + 225 bps), 5/1/36	43,572	45,852
5.00%, 11/1/37	14,423	15,334
6.00%, 3/1/38	33,738	38,392
		4,199,320

Federal National Mortgage Association
1.51%, 6/1/20	865,426	861,015
2.69% (LIBOR01M + 42 bps), 11/25/36	75,742	75,897
3.50%, 2/1/43	909,660	940,301
4.00%, 9/1/33	834,600	872,136

	Principal
	Amount	Value

4.00%, 10/1/46	$873,653	$918,084
4.50% (H15T1Y + 213 bps), 7/1/36	16,156	16,283
4.69% (US0012M + 182 bps), 5/1/36	97,967	103,576
4.91% (US0012M + 204 bps), 10/1/36	17,739	17,844
5.00%, 1/1/35	33,808	35,275
5.50%, 9/1/36	10,205	10,350
6.00%, 6/1/36	182,643	193,757
6.00%, 9/1/36	62,123	67,605
6.00%, 5/1/37	32,347	35,246
		4,147,369

Government National Mortgage Association
4.00% (H15T1Y + 150 bps), 1/20/39	10,069	10,148
4.25%, 10/20/38	73,531	74,234
4.50%, 6/15/40	163,788	176,858
4.50%, 8/20/38	107,582	114,396
4.50%, 5/20/39	36,425	36,484
5.00%, 5/20/40	71,616	75,104
5.50%, 12/20/38	13,303	14,058
6.00%, 10/15/37	35,544	40,651
6.00%, 6/15/37	42,338	48,414
6.50%, 10/20/38	7,300	7,701
		598,048
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $8,652,791)		8,944,737

U.S. TREASURY OBLIGATIONS (10.5%)
U.S. Treasury Notes
0.38%, 1/15/27	1,000,000	1,068,483
1.62%, 11/15/22	2,150,000	2,134,126
2.00%, 11/15/21	5,000,000	5,013,085
2.00%, 2/15/22	7,000,000	7,023,240
2.00%, 11/30/20	2,000,000	1,999,844
		17,238,778

TOTAL U.S. TREASURY OBLIGATIONS (COST $17,155,039)		17,238,778

	Shares

PREFERRED STOCKS (1.4%)

BANKS (0.2%)
JPMorgan Chase & Co. - Preferred, 6.10%	15,000	$396,600

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Pitney Bowes, Inc. - Preferred, 6.70%	15,000	331,500

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

	Shares	Value

EQUITY REAL ESTATE INVESTMENT TRUSTS (0.2%)
Public Storage - Preferred, 5.38%	15,000	$379,650

INSURANCE (0.3%)
Torchmark Corp. – Preferred, 6.13%	15,000	404,100

INTERNET & DIRECT MARKETING RETAIL (0.3%)
eBay, Inc. – Preferred, 6.00%	15,000	405,900

MACHINERY (0.2%)
Stanley Black & Decker, Inc. – Preferred, 5.75%	15,000	388,500

TOTAL PREFERRED STOCKS (COST $2,362,373)		2,306,250

TOTAL INVESTMENTS (COST $160,145,243) 99.3%		162,675,855

OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		1,177,603

NET ASSETS 100.0%		$163,853,458

(a) Variable rate security. The interest rate shown represents the rate in effect at July 31, 2019. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) 7-day current yield as of July 31, 2019 is disclosed.
(c) Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of July 31, 2019.

bps — Basis Points
GO — Government Obligation
H15T1Y — 1 Year Treasury Constant Maturity Rate
LLC — Limited Liability Company
LP — Limited Partnership
US0003M — 3 Month US Dollar LIBOR
US0012M — 12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — July 31, 2019 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of six Funds — Steward Large Cap Enhanced Fund, Steward Small-Mid Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Global Equity Income Fund and Steward Covered Call Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of close of trading. Equity securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund’s designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. Written options are valued at the last sale price, if any, and are otherwise at the most recent bid for long options and the most recent ask for short options. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds’ Board of Directors.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1— Quoted prices in active markets for identical securities and net asset values for money market funds.

Level 2— Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 —Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2019:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total

Steward Covered Call Income Fund
Security Type
Common Stocks*	$30,241,796	$—	$—	$30,241,796
Money Market Fund	351,632	—	—	351,632
Total Investment Securities	$30,593,428	$—	$—	$30,593,428

Other Financial Instruments:^
Written Call Options	$(809,573)	$—	$—	$(809,573)
Total Investments	$29,783,855	$—	$—	$29,783,855

Steward Global Equity Income Fund
Security Type
Common Stocks*	$301,197,046	$—	$—	$301,197,046
Money Market Fund	6,434,135	—	—	6,434,135
Preferred Stocks*	5,006,972	—	—	5,006,972
Total Investments	$312,638,153	$—	$—	$312,638,153

Steward International Enhanced Index Fund
Security Type
Common Stocks*	$140,480,503	$—	$—	$140,480,503
Money Market Fund	1,282,200	—	—	1,282,200
Preferred Stocks*	4,959,911	—	—	4,959,911
Total Investments	$146,722,614	$—	$—	$146,722,614

Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$434,791,172	$—	$—	$434,791,172
Money Market Fund	2,899,297	—	—	2,899,297
Total Investments	$437,690,469	$—	$—	$437,690,469

Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$221,477,682	$—	$—	$221,477,682
Money Market Fund	1,551,582	—	—	1,551,582
Right*	—	—	—	—
Total Investments	$223,029,264	$—	$—	$223,029,264

Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$101,457,242	$—	$101,457,242
Money Market Fund	7,333,323	—	—	7,333,323
Municipal Bonds	—	3,781,076	—	3,781,076
U.S. Government Agencies	—	21,614,449	—	21,614,449
U.S. Government Agency Mortgage-Backed Obligations	—	8,944,737	—	8,944,737
U.S. Treasury Obligations	—	17,238,778	—	17,238,778
Preferred Stocks*	1,496,250	810,000	—	2,306,250
Total Investments	$8,829,573	$153,846,282	$—	$162,675,855

*	Please refer to the Schedule of Portfolio Investments to view common stocks, rights, corporate bonds, and preferred stocks segregated by industry type.

^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: For financial reporting purposes, portfolio securities transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.